UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2017

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global High Income Fund

Portfolio of Investments

June 30, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 37.2%
Industrial - 31.0%
Basic - 3.0%
AK Steel Corp.
7.625%, 10/01/21	U.S.$	278	$289,635
Aleris International, Inc.
7.875%, 11/01/20		664	626,803
Anglo American Capital PLC
4.125%, 4/15/21 (a)		200	205,536
4.75%, 4/10/27 (a)		637	654,715
ArcelorMittal
7.25%, 3/01/41		536	591,562
7.50%, 10/15/39		1,938	2,179,246
Ashland LLC
4.75%, 8/15/22		501	523,799
Axalta Coating Systems LLC
4.875%, 8/15/24 (a)		516	534,581
Berry Plastics Corp.
5.50%, 5/15/22		409	425,538
CF Industries, Inc.
4.95%, 6/01/43		595	513,749
5.375%, 3/15/44		545	489,881
Constellium NV
5.75%, 5/15/24 (a)		400	369,396
ERP Iron Ore, LLC
9.04%, 12/31/19 (b)(c)(d)		518	517,913
Freeport-McMoRan, Inc.
5.45%, 3/15/43		584	504,304
6.50%, 11/15/20		867	888,381
6.75%, 2/01/22		1,197	1,235,762
Grinding Media, Inc./MC Grinding Media Canada, Inc.
7.375%, 12/15/23 (a)		1,093	1,183,577
Ineos Finance PLC
4.00%, 5/01/23 (a)	EUR	790	929,697
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)	U.S.$	3,215	3,635,487
Lecta SA
6.50%, 8/01/23 (a)	EUR	227	273,896
Lundin Mining Corp.
7.50%, 11/01/20 (a)	U.S.$	396	416,098
7.875%, 11/01/22 (a)		837	917,091
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (e)(f)(g)		2,857	29
Momentive Performance Materials, Inc.
3.88%, 10/24/21		3,472	3,438,776
8.875%, 10/15/20 (b)(g)(h)		3,472	0
Novelis Corp.
5.875%, 9/30/26 (a)		1,573	1,621,956
Pactiv LLC
7.95%, 12/15/25		1,110	1,248,076
Peabody Energy Corp.
6.00%, 11/15/18 (b)(c)(g)		4,310	0
6.00%, 3/31/22 (a)		295	293,967

	Principal Amount (000)		U.S. $ Value
Plastipak Holdings, Inc.
6.50%, 10/01/21 (a)	U.S.$	846	$874,324
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		781	810,160
Sealed Air Corp.
6.875%, 7/15/33 (a)		1,295	1,491,146
SIG Combibloc Holdings SCA
7.75%, 2/15/23 (a)	EUR	682	828,255
Smurfit Kappa Acquisitions Unltd Co.
4.875%, 9/15/18 (a)	U.S.$	2,064	2,109,967
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		238	284,774
SPCM SA
4.875%, 9/15/25 (a)		975	994,494
Steel Dynamics, Inc.
6.375%, 8/15/22		423	438,072
Teck Resources Ltd.
5.20%, 3/01/42		174	161,627
5.40%, 2/01/43		1,454	1,367,142
6.25%, 7/15/41		238	247,918
United States Steel Corp.
8.375%, 7/01/21 (a)		932	1,025,487
Valvoline, Inc.
5.50%, 7/15/24 (a)		278	295,641
W.R. Grace & Co.-Conn
5.625%, 10/01/24 (a)		386	413,319

			35,851,777

Capital Goods - 2.0%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)		1,194	1,198,449
Apex Tool Group LLC
7.00%, 2/01/21 (a)		1,329	1,239,097
ARD Finance SA
6.625% (6.625% Cash or 7.375% PIK), 9/15/23 (d)	EUR	1,126	1,365,714
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.75%, 5/15/24 (a)		2,004	2,556,836
B456 Systems, Inc.
3.75%, 4/15/16 (c)(g)(i)	U.S.$	955	74,013
Bombardier, Inc.
5.75%, 3/15/22 (a)		975	975,462
6.00%, 10/15/22 (a)		112	112,566
7.50%, 3/15/25 (a)		418	433,613
7.75%, 3/15/20 (a)		552	596,540
8.75%, 12/01/21 (a)		546	606,975
BWAY Holding Co.
5.50%, 4/15/24 (a)		1,073	1,096,423

	Principal Amount (000)		U.S. $ Value
Energizer Holdings, Inc.
5.50%, 6/15/25 (a)	U.S.$	1,311	$1,373,651
EnPro Industries, Inc.
5.875%, 9/15/22		970	1,013,409
Exide Technologies
11.00%, 4/30/22 (a)(d)(h)		4,008	3,376,980
Gates Global LLC/Gates Global Co.
5.75%, 7/15/22 (a)	EUR	125	146,088
6.00%, 7/15/22 (a)	U.S.$	1,096	1,099,267
GFL Environmental, Inc.
5.625%, 5/01/22 (a)		497	508,040
9.875%, 2/01/21 (a)		852	924,702
KLX, Inc.
5.875%, 12/01/22 (a)		877	921,451
Liberty Tire Recycling LLC
11.00%, 3/31/21 (d)(f)		1,540	877,549
Textron Financial Corp.
2.917% (LIBOR 3 Month + 1.74%), 2/15/42 (a)(j)		575	497,013
TransDigm, Inc.
6.375%, 6/15/26		2,335	2,373,939
6.50%, 7/15/24		462	475,877

			23,843,654

Communications - Media - 4.4%
Altice Financing SA
6.625%, 2/15/23 (a)		2,892	3,069,939
7.50%, 5/15/26 (a)		1,582	1,755,240
Altice Luxembourg SA
7.25%, 5/15/22 (a)	EUR	1,332	1,613,778
CCO Holdings LLC/CCO Holdings Capital Corp.
5.375%, 5/01/25 (a)	U.S.$	128	136,238
5.75%, 1/15/24		166	174,852
5.875%, 5/01/27 (a)		499	531,644
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.375%, 9/15/20 (a)		298	304,512
7.75%, 7/15/25 (a)		861	956,139
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		555	565,682
Series B
6.50%, 11/15/22		2,499	2,566,903
CSC Holdings LLC
10.125%, 1/15/23 (a)		565	654,694
DISH DBS Corp.
5.875%, 11/15/24		2,185	2,325,976
Gray Television, Inc.
5.125%, 10/15/24 (a)		1,037	1,046,596
iHeartCommunications, Inc.
6.875%, 6/15/18		2,016	1,193,184
9.00%, 12/15/19-3/01/21		1,630	1,248,574
10.625%, 3/15/23		142	106,916

	Principal Amount (000)		U.S. $ Value
11.25%, 3/01/21 (a)	U.S.$	254	$191,245
14.00% (12.00% Cash and 2.00% PIK), 2/01/21 (d)		305	64,789
Liberty Interactive LLC
3.75%, 2/15/30 (i)		882	586,592
McClatchy Co. (The)
9.00%, 12/15/22 (k)		958	993,800
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24 (a)		1,700	1,653,537
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		2,168	2,270,861
Netflix, Inc.
4.375%, 11/15/26 (a)		1,552	1,553,434
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 2/15/22		648	670,621
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (a)		1,057	1,061,951
SFR Group SA
5.375%, 5/15/22 (a)	EUR	264	314,502
5.625%, 5/15/24 (a)		386	475,057
6.00%, 5/15/22 (a)	U.S.$	307	320,792
7.375%, 5/01/26 (a)		2,723	2,953,102
Sinclair Television Group, Inc.
5.625%, 8/01/24 (a)		529	542,807
6.125%, 10/01/22		1,487	1,547,719
TEGNA, Inc.
4.875%, 9/15/21 (a)		284	292,040
5.50%, 9/15/24 (a)		162	166,812
6.375%, 10/15/23		718	758,109
Time, Inc.
5.75%, 4/15/22 (a)		777	797,557
Townsquare Media, Inc.
6.50%, 4/01/23 (a)		976	983,868
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 1/15/25 (a)		1,078	1,129,746
6.25%, 1/15/29 (a)	EUR	496	642,443
Univision Communications, Inc.
5.125%, 2/15/25 (a)	U.S.$	1,064	1,053,816
Urban One, Inc.
7.375%, 4/15/22 (a)		1,400	1,447,250
9.25%, 2/15/20 (a)		1,761	1,701,179
Virgin Media Finance PLC
4.875%, 2/15/22		1,347	1,256,240
5.25%, 2/15/22		900	842,053
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24 (a)	GBP	128	174,189

	Principal Amount (000)		U.S. $ Value
Virgin Media Secured Finance PLC
5.50%, 1/15/25 (a)	GBP	423	$580,323
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (a)(d)	U.S.$	262	263,157
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)		1,084	1,122,151
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 7/15/19		2,831	2,908,983
Ziggo Bond Co. BV
7.125%, 5/15/24 (a)	EUR	968	1,240,625
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)	U.S.$	634	649,146
Ziggo Secured Finance BV
5.50%, 1/15/27 (a)		1,013	1,041,202

			52,502,565

Communications - Telecommunications - 3.0%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	1,086	1,507,031
CenturyLink, Inc.
Series W
6.75%, 12/01/23	U.S.$	437	470,652
Cincinnati Bell, Inc.
7.00%, 7/15/24 (a)		1,151	1,204,439
Clear Channel Communications, Inc.
12.00%, 8/01/21 (g)		607	1,092
Embarq Corp.
7.995%, 6/01/36		1,600	1,607,379
Frontier Communications Corp.
6.875%, 1/15/25		45	35,155
7.125%, 1/15/23		11	9,182
7.625%, 4/15/24		1,118	921,510
7.875%, 1/15/27		834	605,774
9.00%, 8/15/31		450	360,093
10.50%, 9/15/22		511	488,369
11.00%, 9/15/25		267	246,796
Hughes Satellite Systems Corp.
7.625%, 6/15/21		1,437	1,630,489
Intelsat Jackson Holdings SA
5.50%, 8/01/23		1,675	1,384,145
7.25%, 4/01/19-10/15/20		955	931,414
7.50%, 4/01/21		820	757,647
8.00%, 2/15/24 (a)		216	232,806
9.50%, 9/30/22 (a)		516	615,376
9.75%, 7/15/25 (a)		1,102	1,100,238
Level 3 Financing, Inc.
5.375%, 1/15/24		478	499,409
6.125%, 1/15/21		596	614,117
Sable International Finance Ltd.
6.875%, 8/01/22 (a)		454	489,866
Sprint Corp.
7.625%, 2/15/25		1,736	1,997,025

	Principal Amount (000)		U.S. $ Value
7.875%, 9/15/23	U.S.$	937	$1,076,504
T-Mobile USA, Inc.
6.00%, 3/01/23		743	786,570
6.375%, 3/01/25		655	707,793
6.836%, 4/28/23		543	578,399
Telecom Italia Capital SA
7.20%, 7/18/36		483	560,702
7.721%, 6/04/38		1,700	2,057,551
Telecom Italia SpA/Milano
5.303%, 5/30/24 (a)		1,002	1,079,683
Uniti Group, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		1,345	1,398,671
8.25%, 10/15/23		2,912	3,002,991
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		785	793,327
7.375%, 4/23/21 (a)		2,214	2,301,258
Windstream Services LLC
6.375%, 8/01/23		982	810,034
7.75%, 10/01/21 (k)		1,715	1,612,105
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27 (a)		300	314,328
6.00%, 4/01/23		488	513,714
6.375%, 5/15/25		1,187	1,282,745

			36,586,379

Consumer Cyclical - Automotive - 1.0%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (a)		1,323	1,325,064
BCD Acquisition, Inc.
9.625%, 9/15/23 (a)		2,184	2,354,966
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (a)		1,101	1,106,481
Dana Financing Luxembourg SARL
5.75%, 4/15/25 (a)		215	222,711
6.50%, 6/01/26 (a)		1,379	1,470,613
Exide Technologies
7.00%, 4/30/25 (d)(f)(i)		157	94,101
Series AI
7.00%, 4/30/25 (c)(d)(i)		4,257	2,554,310
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28		400	444,896
8.75%, 8/15/20		112	132,329
IHO Verwaltungs GmbH
4.125% (4.125% Cash or 4.875% PIK), 9/15/21 (a)(d)		889	906,217
Meritor, Inc.
6.25%, 2/15/24		445	462,615
ZF North America Capital, Inc.
4.75%, 4/29/25 (a)		1,153	1,214,721

			12,289,024

Consumer Cyclical - Entertainment - 0.3%
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26 (a)		1,180	1,230,848

	Principal Amount (000)		U.S. $ Value
ClubCorp Club Operations, Inc.
8.25%, 12/15/23 (a)	U.S.$	546	$594,999
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (a)		1,409	1,502,276

			3,328,123

Consumer Cyclical - Other - 2.9%
Beazer Homes USA, Inc.
6.75%, 3/15/25		1,400	1,459,024
8.75%, 3/15/22		99	110,240
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18 (e)(g)		700	649,250
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20		1,260	1,298,470
CalAtlantic Group, Inc.
6.625%, 5/01/20		1,332	1,472,320
8.375%, 5/15/18		2,362	2,484,841
Cirsa Funding Luxembourg SA
5.75%, 5/15/21 (a)	EUR	396	478,926
Diamond Resorts International, Inc.
7.75%, 9/01/23 (a)	U.S.$	1,139	1,207,304
Eldorado Resorts, Inc.
6.00%, 4/01/25 (a)		676	715,775
GLP Capital LP/GLP Financing II, Inc.
5.375%, 4/15/26		404	440,144
International Game Technology PLC
6.25%, 2/15/22 (a)		977	1,067,952
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		2,257	2,111,780
7.25%, 10/15/20 (a)		778	791,962
KB Home
7.00%, 12/15/21		536	601,509
7.50%, 9/15/22		494	559,460
9.10%, 9/15/17		436	441,435
MDC Holdings, Inc.
5.50%, 1/15/24		150	159,540
6.00%, 1/15/43		3,220	2,994,262
Meritage Homes Corp.
6.00%, 6/01/25		1,895	2,033,411
Pinnacle Entertainment, Inc.
5.625%, 5/01/24 (a)		829	863,418
PulteGroup, Inc.
5.00%, 1/15/27		115	118,077
6.00%, 2/15/35		500	505,173
7.875%, 6/15/32		1,400	1,617,748
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		2,212	2,333,308
Safari Holding Verwaltungs GmbH
8.25%, 2/15/21 (a)	EUR	243	288,969
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)	U.S.$	420	432,008
6.125%, 4/01/25 (a)		830	856,434

	Principal Amount (000)		U.S. $ Value
Standard Industries, Inc./NJ
6.00%, 10/15/25 (a)	U.S.$	977	$1,040,505
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (a)		685	667,523
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, 3/01/24 (a)		1,700	1,781,437
5.875%, 4/15/23 (a)		875	933,012
Toll Brothers Finance Corp.
4.875%, 3/15/27		1,124	1,157,309
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (a)		785	826,443

			34,498,969

Consumer Cyclical - Restaurants - 0.2%
1011778 BC ULC/New Red Finance, Inc.
6.00%, 4/01/22 (a)		1,014	1,050,303
Landry’s, Inc.
6.75%, 10/15/24 (a)		390	399,241
Pizzaexpress Financing 2 PLC
6.625%, 8/01/21 (a)	GBP	692	896,832

			2,346,376

Consumer Cyclical - Retailers - 1.1%
Dufry Finance SCA
4.50%, 8/01/23 (a)	EUR	1,208	1,471,123
FirstCash, Inc.
5.375%, 6/01/24 (a)	U.S.$	268	279,243
Group 1 Automotive, Inc.
5.00%, 6/01/22		372	378,260
JC Penney Corp., Inc.
6.375%, 10/15/36		421	303,222
7.40%, 4/01/37		600	457,567
L Brands, Inc.
6.875%, 11/01/35		230	222,450
6.95%, 3/01/33		500	483,821
7.60%, 7/15/37		1,000	1,000,272
Levi Strauss & Co.
5.00%, 5/01/25		1,380	1,443,487
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (a)		2,115	1,157,962
8.75%, 10/15/21 (a)(d)		386	187,210
New Look Secured Issuer PLC
6.50%, 7/01/22 (a)	GBP	418	402,213
Penske Automotive Group, Inc.
5.50%, 5/15/26	U.S.$	946	943,361
PetSmart, Inc.
7.125%, 3/15/23 (a)		1,140	1,015,131
Rite Aid Corp.
6.125%, 4/01/23 (a)		536	526,679

	Principal Amount (000)		U.S. $ Value
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22	U.S.$	1,779	$1,830,146
Sonic Automotive, Inc.
5.00%, 5/15/23		534	509,420
6.125%, 3/15/27 (a)		817	809,463

			13,421,030

Consumer Non-Cyclical - 4.2%
Acadia Healthcare Co., Inc.
6.50%, 3/01/24		684	732,295
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (a)		1,985	1,880,267
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.75%, 3/15/25 (a)		274	255,296
6.625%, 6/15/24 (a)		1,712	1,697,123
Alere, Inc.
6.375%, 7/01/23 (a)		392	422,017
7.25%, 7/01/18		765	766,489
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (a)(d)		1,809	814,050
9.25%, 2/15/19 (a)		1,553	1,327,057
Boparan Finance PLC
5.50%, 7/15/21(a)	GBP	966	1,223,650
Catalent Pharma Solutions, Inc.
4.75%, 12/15/24 (a)	EUR	400	488,993
CHS/Community Health Systems, Inc.
6.875%, 2/01/22	U.S.$	3,223	2,815,600
7.125%, 7/15/20		828	806,217
8.00%, 11/15/19		408	411,168
Concordia International Corp.
7.00%, 4/15/23 (a)		186	27,667
9.50%, 10/21/22 (a)		3,137	548,975
DaVita, Inc.
5.00%, 5/01/25		496	496,719
Eagle Holding Company II, LLC
7.625% (7.625% Cash or 8.375% PIK), 5/15/22 (a)(d)		179	183,946
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23-2/01/25 (a)		3,790	3,146,955
Endo Finance LLC
5.75%, 1/15/22 (a)		458	413,083
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (a)		200	166,971
Envision Healthcare Corp.
5.625%, 7/15/22		1,009	1,047,402
6.25%, 12/01/24 (a)		694	738,905
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		3,247	3,290,357
HCA, Inc.
4.25%, 10/15/19		1,475	1,528,029
4.50%, 2/15/27		135	138,622

	Principal Amount (000)		U.S. $ Value
5.25%, 6/15/26	U.S.$	235	$253,142
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)		265	279,524
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)		506	535,978
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (a)		439	451,256
4.875%, 11/01/26 (a)		440	455,623
LifePoint Health, Inc.
5.375%, 5/01/24		258	267,409
5.875%, 12/01/23		1,448	1,528,115
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		772	672,979
5.625%, 10/15/23 (a)		394	359,269
5.75%, 8/01/22 (a)		1,181	1,110,356
MEDNAX, Inc.
5.25%, 12/01/23 (a)		422	435,285
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (a)		1,563	1,666,338
Nature’s Bounty Co. (The)
7.625%, 5/15/21 (a)		2,010	2,130,996
Post Holdings, Inc.
5.00%, 8/15/26 (a)		442	440,668
5.50%, 3/01/25 (a)		642	662,543
Revlon Consumer Products Corp.
6.25%, 8/01/24		568	495,183
Spectrum Brands, Inc.
4.00%, 10/01/26 (a)	EUR	530	628,996
6.125%, 12/15/24	U.S.$	361	387,214
6.625%, 11/15/22		560	586,548
Synlab Bondco PLC
6.25%, 7/01/22 (a)	EUR	1,525	1,883,565
Synlab Unsecured Bondco PLC
8.25%, 7/01/23 (a)		700	891,714
Tenet Healthcare Corp.
6.00%, 10/01/20	U.S.$	95	101,724
6.75%, 6/15/23		1,308	1,306,743
6.875%, 11/15/31		1,174	1,077,036
8.00%, 8/01/20		351	356,598
8.125%, 4/01/22		752	799,878
Valeant Pharmaceuticals International
7.00%, 10/01/20 (a)		330	325,095
7.25%, 7/15/22 (a)		635	599,701
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20 (a)		846	817,157
5.50%, 3/01/23 (a)		230	195,807
5.875%, 5/15/23 (a)		212	181,790
6.125%, 4/15/25 (a)		1,176	997,046
6.50%, 3/15/22 (a)		287	301,021
Vizient, Inc.
10.375%, 3/01/24 (a)		404	464,748

	Principal Amount (000)		U.S. $ Value
Voyage Care Bondco PLC
5.875%, 5/01/23 (a)	GBP	891	$1,204,852

			50,219,750

Energy - 3.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, 12/15/24 (a)	U.S.$	897	903,560
Berry Petroleum Co. LLC
6.375%, 9/15/22 (b)(c)(g)		2,383	0
Bill Barrett Corp.
8.75%, 6/15/25 (a)		758	637,448
California Resources Corp.
5.50%, 9/15/21		299	173,254
6.00%, 11/15/24		232	108,619
8.00%, 12/15/22 (a)		2,618	1,656,880
Carrizo Oil & Gas, Inc.
7.50%, 9/15/20		246	247,174
8.25%, 7/15/25		301	307,695
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24		930	1,037,074
Chesapeake Energy Corp.
4.875%, 4/15/22 (k)		2,138	1,983,215
6.125%, 2/15/21		505	494,400
8.00%, 1/15/25 (a)		111	110,516
Continental Resources, Inc./OK
3.80%, 6/01/24		96	87,975
4.90%, 6/01/44		212	177,840
5.00%, 9/15/22		885	868,392
DCP Midstream Operating LP
5.60%, 4/01/44		1,848	1,734,524
Denbury Resources, Inc.
4.625%, 7/15/23		439	233,168
5.50%, 5/01/22		530	298,976
Energy Transfer Equity LP
7.50%, 10/15/20		309	346,058
Ensco PLC
4.50%, 10/01/24		290	224,333
5.20%, 3/15/25		406	328,077
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23		467	274,390
7.75%, 9/01/22		449	274,365
8.00%, 2/15/25 (a)		1,792	1,334,063
9.375%, 5/01/20		631	498,709
Golden Energy Offshore Services AS
5.00%, 12/31/17 (f)	NOK	9,162	438,970
Gulfport Energy Corp.
6.375%, 5/15/25 (a)	U.S.$	782	767,308
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (a)		340	312,716
5.75%, 10/01/25 (a)		1,610	1,516,292
Murphy Oil Corp.
6.875%, 8/15/24		208	217,337
Murphy Oil USA, Inc.
5.625%, 5/01/27		69	71,908

	Principal Amount (000)		U.S. $ Value
6.00%, 8/15/23	U.S.$	716	$754,569
Noble Holding International Ltd.
5.25%, 3/15/42		191	104,573
6.20%, 8/01/40		276	165,255
7.70%, 4/01/25 (l)		375	289,121
7.75%, 1/15/24		555	438,979
Northern Oil and Gas, Inc.
8.00%, 6/01/20		819	573,202
Oasis Petroleum, Inc.
6.875%, 3/15/22		347	338,010
Pacific Drilling SA
5.375%, 6/01/20 (a)		2,442	1,123,320
Paragon Offshore PLC
6.75%, 7/15/22 (a)(e)(g)		933	209,925
7.25%, 8/15/24 (a)(e)(g)		3,719	860,019
PDC Energy, Inc.
6.125%, 9/15/24 (a)		490	497,271
PHI, Inc.
5.25%, 3/15/19		1,567	1,449,475
QEP Resources, Inc.
5.25%, 5/01/23		1,248	1,189,235
6.875%, 3/01/21		1,225	1,270,782
Range Resources Corp.
5.00%, 8/15/22 (a)		20	19,637
5.00%, 3/15/23 (a)(k)		950	928,418
5.875%, 7/01/22 (a)		97	98,300
Rowan Cos., Inc.
5.40%, 12/01/42		536	379,570
7.375%, 6/15/25		905	844,410
Sanchez Energy Corp.
6.125%, 1/15/23		851	679,120
SandRidge Energy, Inc.
7.50%, 2/15/23 (b)(c)(g)		865	0
8.125%, 10/15/22 (b)(c)(g)		2,076	0
Seitel, Inc.
9.50%, 4/15/19		597	592,207
SM Energy Co.
5.625%, 6/01/25		725	650,503
Southern Star Central Corp.
5.125%, 7/15/22 (a)		1,200	1,220,125
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		1,155	1,225,835
Transocean, Inc.
5.80%, 10/15/22		1,092	1,014,746
6.80%, 3/15/38		2,443	1,780,454
9.00%, 7/15/23 (a)		652	676,450
Vantage Drilling International
7.125%, 4/01/23 (b)(c)(g)		1,283	0
7.50%, 11/01/19 (b)(c)(g)		2,176	0
10.00%, 12/31/20 (c)		105	100,800
10.00%, 12/31/20 (f)		87	83,520
Weatherford International Ltd.
5.95%, 4/15/42		594	472,343
6.50%, 8/01/36		752	637,601

	Principal Amount (000)		U.S. $ Value
6.75%, 9/15/40	U.S.$	849	$721,797
7.00%, 3/15/38		600	510,155
9.875%, 2/15/24 (a)		806	841,340
Whiting Petroleum Corp.
1.25%, 4/01/20 (i)		542	457,990
5.00%, 3/15/19		593	589,143
WPX Energy, Inc.
8.25%, 8/01/23		187	202,759

			41,656,195

Other Industrial - 1.2%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		945	885,938
9.00%, 10/15/18 (a)	EUR	633	676,104
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (a)	U.S.$	560	591,374
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)(k)		2,113	2,199,263
General Cable Corp.
4.50%, 11/15/29 (i)(m)		1,158	873,566
5.75%, 10/01/22		967	959,836
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		2,976	3,008,489
HRG Group, Inc.
7.875%, 7/15/19		2,084	2,137,992
Laureate Education, Inc.
8.25%, 5/01/25 (a)		1,085	1,157,251
9.25%, 9/01/19 (c)		1,628	1,675,219

			14,165,032

Services - 1.5%
Alpine Finance Merger Sub LLC
6.875%, 8/01/25 (a)		302	308,177
APX Group, Inc.
7.875%, 12/01/22		1,746	1,894,883
8.75%, 12/01/20		1,328	1,369,905
Aramark Services, Inc.
5.125%, 1/15/24		274	287,710
Carlson Travel, Inc.
6.75%, 12/15/23 (a)		255	259,905
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)		897	947,519
CSVC Acquisition Corp.
7.75%, 6/15/25 (a)		1,046	1,068,730
eDreams ODIGEO SA
8.50%, 8/01/21 (a)	EUR	1,597	1,986,219
Gartner, Inc.
5.125%, 4/01/25 (a)	U.S.$	482	505,833
GEO Group, Inc. (The)
5.125%, 4/01/23		162	162,912
5.875%, 1/15/22-10/15/24		670	693,305
6.00%, 4/15/26		522	542,884

	Principal Amount (000)		U.S. $ Value
KAR Auction Services, Inc.
5.125%, 6/01/25 (a)	U.S.$	458	$467,142
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		599	621,306
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		2,871	3,117,128
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (a)		366	383,659
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		342	355,748
5.375%, 4/15/23 (a)		720	749,139
Service Corp. International/US
7.50%, 4/01/27		1,500	1,808,448
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)(k)		861	833,992

			18,364,544

Technology - 1.6%
Amkor Technology, Inc.
6.375%, 10/01/22		2,681	2,786,918
Avaya, Inc.
10.50%, 3/01/21 (a)(e)(g)		3,710	366,363
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		2,349	2,431,791
BMC Software, Inc.
7.25%, 6/01/18		44	45,725
Boxer Parent Co., Inc.
9.00% (9.00% Cash or 9.75% PIK), 10/15/19 (a)(d)		821	822,410
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24		270	292,303
Compiler Finance Sub, Inc.
7.00%, 5/01/21 (a)		411	206,528
Conduent Finance, Inc./Xerox Business Services LLC
10.50%, 12/15/24 (a)		1,371	1,595,235
CURO Financial Technologies Corp.
12.00%, 3/01/22 (a)		671	703,575
Dell International LLC/EMC Corp.
7.125%, 6/15/24 (a)		251	275,998
Dell, Inc.
6.50%, 4/15/38		1,345	1,356,661
Goodman Networks, Inc.
8.00%, 5/11/22		699	660,512
Infor US, Inc.
6.50%, 5/15/22		1,286	1,330,589
Micron Technology, Inc.
5.25%, 8/01/23-1/15/24 (a)		950	983,792
5.50%, 2/01/25		686	724,267
Nokia Oyj
6.625%, 5/15/39		527	606,593
Quintiles IMS, Inc.
3.25%, 3/15/25 (a)	EUR	782	907,489

	Principal Amount (000)		U.S. $ Value
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)	U.S.$	905	$1,038,947
Symantec Corp.
5.00%, 4/15/25 (a)		687	718,678
Western Digital Corp.
10.50%, 4/01/24		860	1,014,373

			18,868,747

Transportation - Airlines - 0.1%
UAL Pass-Through Trust
Series 2007-1A
6.636%, 7/02/22		1,133	1,227,386

Transportation - Services - 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		311	294,114
5.50%, 4/01/23		524	520,484
CEVA Group PLC
9.00%, 9/01/21 (a)		1,836	1,547,460
EC Finance PLC
5.125%, 7/15/21 (a)	EUR	836	979,489
Europcar Groupe SA
5.75%, 6/15/22 (a)		670	805,504
Herc Rentals, Inc.
7.75%, 6/01/24 (a)	U.S.$	1,711	1,804,884
Hertz Corp. (The)
5.50%, 10/15/24 (a)		2,807	2,301,586
7.625%, 6/01/22 (a)		850	847,988
Loxam SAS
3.50%, 4/15/22 (a)	EUR	186	221,214
4.25%, 4/15/24 (a)		138	166,360
United Rentals North America, Inc.
5.50%, 5/15/27	U.S.$	477	491,514
5.75%, 11/15/24		1,005	1,054,526
XPO CNW, Inc.
6.70%, 5/01/34		1,371	1,342,416
7.25%, 1/15/18		620	633,233
XPO Logistics, Inc.
6.125%, 9/01/23 (a)		522	546,705

			13,557,477

			372,727,028

Financial Institutions - 5.1%
Banking - 3.2%
Ally Financial, Inc.
8.00%, 11/01/31		1,151	1,401,386
Banca Popolare di Vicenza
2.75%, 3/20/20 (a)	EUR	482	572,679
Banco Bilbao Vizcaya Argentaria SA
8.875%, 4/14/21 (a)(n)		2,000	2,616,015
Banco Santander SA
6.25%, 3/12/19 (a)(n)		1,000	1,174,844

	Principal Amount (000)		U.S. $ Value
Bank of Ireland
7.375%, 6/18/20 (a)(n)	EUR	1,455	$1,807,994
Barclays Bank PLC
6.86%, 6/15/32 (a)(n)	U.S.$	166	193,547
7.70%, 4/25/18 (a)(n)		1,105	1,150,582
Barclays PLC
8.00%, 12/15/20 (n)	EUR	1,732	2,170,090
Citigroup, Inc.
5.95%, 1/30/23 (n)	U.S.$	2,689	2,860,526
Credit Agricole SA
7.589%, 1/30/20 (n)	GBP	1,000	1,456,966
8.125%, 12/23/25 (a)(n)	U.S.$	1,461	1,696,586
Credit Suisse Group AG
6.25%, 12/18/24 (a)(n)		1,404	1,492,365
7.50%, 12/11/23 (a)(n)		3,043	3,411,964
Intesa Sanpaolo SpA
3.928%, 9/15/26 (a)	EUR	434	524,108
5.71%, 1/15/26 (a)	U.S.$	2,078	2,199,172
Lloyds Banking Group PLC
6.413%, 10/01/35 (a)(n)		235	264,110
6.657%, 5/21/37 (a)(n)		98	111,423
7.50%, 6/27/24 (n)		528	580,153
Macquarie Bank Ltd./London
6.125%, 3/08/27 (a)(n)		200	205,033
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (n)		3,518	3,833,269
SNS Bank NV
Series E
11.25%, 12/31/49 (b)(c)(g)	EUR	620	0
Societe Generale SA
7.375%, 9/13/21 (a)(n)	U.S.$	1,485	1,592,662
8.00%, 9/29/25 (a)(n)		1,124	1,274,335
Standard Chartered PLC
7.50%, 4/02/22 (a)(n)		810	868,318
7.75%, 4/02/23 (a)(n)		440	473,967
Suntrust Banks, Inc.
Series G
5.05%, 6/15/22 (n)		853	864,679
UBS Group AG
7.00%, 2/19/25 (a)(n)		2,065	2,285,965
UniCredit SpA
9.25%, 6/03/22 (a)(n)	EUR	960	1,231,191
Zions Bancorporation
5.65%, 11/15/23	U.S.$	508	524,956

			38,838,885

Brokerage - 0.2%
Lehman Brothers Holdings, Inc.
6.88%, 5/02/18 (g)		1,690	111,963

	Principal Amount (000)		U.S. $ Value
LPL Holdings, Inc.
5.75%, 9/15/25 (a)	U.S.$	1,517	$1,583,018

			1,694,981

Finance - 1.0%
Artsonig Pty Ltd.
11.50%, 4/01/19 (d)(f)		2,854	28,535
Enova International, Inc.
9.75%, 6/01/21		1,628	1,692,789
ILFC E-Capital Trust II
4.59%, 12/21/65 (a)(j)		2,000	1,910,000
Lincoln Finance Ltd.
6.875%, 4/15/21 (a)	EUR	1,139	1,395,683
Navient Corp.
5.50%, 1/15/19	U.S.$	2,496	2,598,146
5.875%, 3/25/21		324	342,226
6.50%, 6/15/22		406	430,750
6.625%, 7/26/21		231	248,187
7.25%, 1/25/22		377	411,994
8.00%, 3/25/20		233	260,397
SLM Corp.
5.125%, 4/05/22		605	617,969
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		1,801	1,709,417

			11,646,093

Insurance - 0.4%
Galaxy Bidco Ltd.
6.375%, 11/15/20 (a)	GBP	133	177,940
Genworth Holdings, Inc.
3.184% (LIBOR 3 Month + 2.00%), 11/15/66 (j)	U.S.$	240	90,300
7.625%, 9/24/21		1,216	1,173,185
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		2,559	3,198,650

			4,640,075

Other Finance – 0.3%
Creditcorp
12.00%, 7/15/18 (f)		1,300	1,118,000
Intrum Justitia AB
2.75%, 7/15/22 (a)	EUR	977	1,121,571
3.125%, 7/15/24 (a)		489	556,334
Orchestra Borrower LLC/Orchestra Co-Issuer, Inc.
6.75%, 6/15/22 (a)	U.S.$	107	110,213
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (a)		1,110	1,135,359

			4,041,477

	Principal Amount (000)		U.S. $ Value
REITS - 0.0%
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/01/26	U.S.$	155	$161,387
5.50%, 5/01/24		264	276,394

			437,781

			61,299,292

Utility - 1.1%
Electric - 1.1%
AES Corp./VA
4.875%, 5/15/23		1,013	1,030,120
7.375%, 7/01/21		634	725,612
Calpine Corp.
5.375%, 1/15/23		473	461,142
5.50%, 2/01/24		985	931,443
5.75%, 1/15/25		68	63,955
ContourGlobal Power Holdings SA
5.125%, 6/15/21 (a)	EUR	1,501	1,801,954
DPL, Inc.
6.75%, 10/01/19	U.S.$	343	357,818
Dynegy, Inc.
7.375%, 11/01/22		775	767,642
7.625%, 11/01/24		981	951,570
Emera, Inc.
Series 2016-A
6.75%, 6/15/76		807	911,968
NRG Energy, Inc.
7.25%, 5/15/26		1,791	1,858,051
NRG Yield Operating LLC
5.375%, 8/15/24		843	884,003
Talen Energy Supply LLC
4.60%, 12/15/21		1,475	1,124,494
Texas Competitive/TCEH
11.50%, 10/01/20 (a)(b)(c)(g)		626	0
Viridian Group FundCo II Ltd.
7.50%, 3/01/20 (a)	EUR	1,311	1,565,511

			13,435,283

Natural Gas – 0.0%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (a)	U.S.$	261	257,553

			13,692,836

Total Corporates - Non-Investment Grade (cost $450,541,422)			447,719,156

GOVERNMENTS - TREASURIES - 15.4%
Colombia - 0.4%
Colombian TES
Series B
7.00%, 5/04/22	COP	3,621,500	1,240,740

	Principal Amount (000)		U.S. $ Value
10.00%, 7/24/24	COP	8,000,000	$3,190,040

			4,430,780

Indonesia - 0.7%
Indonesia Treasury Bond
Series FR53
8.25%, 7/15/21	IDR	15,727,000	1,240,017
Series FR70
8.375%, 3/15/24		27,674,000	2,239,139
Series FR73
8.75%, 5/15/31		37,753,000	3,181,563
JPMorgan Chase Bank, NA
9.50%, 5/17/41 (a)		27,844,000	2,450,707

			9,111,426

Malaysia - 0.5%
Malaysia Government Bond
Series 511
3.58%, 9/28/18	MYR	23,700	5,538,578

Mexico - 1.4%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	192,634	10,582,114
8.00%, 6/11/20		106,613	6,094,852

			16,676,966

Russia - 0.8%
Russian Federal Bond - OFZ
Series 6209
7.60%, 7/20/22	RUB	37,074	623,616
Series 6212
7.05%, 1/19/28		185,020	2,983,536
Series 6217
7.50%, 8/18/21		360,108	6,024,718

			9,631,870

South Africa - 1.2%
Republic of South Africa Government Bond
Series 2048
8.75%, 2/28/48	ZAR	33,971	2,316,334
Series R186
10.50%, 12/21/26		137,651	11,669,253
Series R204
8.00%, 12/21/18		10,750	826,460

			14,812,047

United States - 10.3%
U.S. Treasury Bonds 2.75%, 11/15/42 (o)	U.S.$	3,000	2,965,313
3.125%, 2/15/42		4,000	4,235,625
4.50%, 2/15/36 (p)		2,400	3,097,500
5.00%, 5/15/37 (o)(p)		3,500	4,801,562
5.25%, 2/15/29 (p)		5,750	7,424,687
6.125%, 11/15/27 (p)(q)		2,200	2,970,688

	Principal Amount (000)		U.S. $ Value
6.25%, 5/15/30	U.S.$	7,800	$11,118,657
8.125%, 5/15/21		26,250	32,496,681
U.S. Treasury Notes
0.875%, 4/15/19 (k)(p)		43,074	42,703,831
2.25%, 11/15/25-2/15/27		12,973	12,921,876

			124,736,420

Uruguay - 0.1%
Uruguay Government International Bond
9.875%, 6/20/22 (a)	UYU	18,660	675,617

Total Governments - Treasuries (cost $183,166,393)			185,613,704

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.1%
Risk Share Floating Rate - 9.1%
Bellemeade Re II Ltd.
Series 2016-1A, Class B1
13.216% (LIBOR 1 Month + 12.00%), 4/25/26 (f)(j)	U.S.$	283	313,805
Series 2016-1A, Class M2B
7.716% (LIBOR 1 Month + 6.50%), 4/25/26 (f)(j)		3,572	3,715,319
Bellemeade Re Ltd.
Series 2015-1A, Class M2
5.516% (LIBOR 1 Month + 4.30%), 7/25/25 (f)(j)		973	995,409
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
8.366% (LIBOR 1 Month + 7.15%), 7/25/23 (j)		2,350	2,899,122
Series 2013-DN2, Class M2
5.466% (LIBOR 1 Month + 4.25%), 11/25/23 (j)		1,925	2,148,834
Series 2014-DN1, Class M3
5.716% (LIBOR 1 Month + 4.50%), 2/25/24 (j)		1,939	2,263,442
Series 2014-DN2, Class M3
4.816% (LIBOR 1 Month + 3.60%), 4/25/24 (j)		514	570,740
Series 2014-DN3, Class M3
5.216% (LIBOR 1 Month + 4.00%), 8/25/24 (j)		800	873,146
Series 2014-DN4, Class M3
5.766% (LIBOR 1 Month + 4.55%), 10/25/24 (j)		495	545,898
Series 2014-HQ1, Class M3
5.316% (LIBOR 1 Month + 4.10%), 8/25/24 (j)		1,686	1,847,889
Series 2014-HQ2, Class M3
4.966% (LIBOR 1 Month + 3.75%), 9/25/24 (j)		3,710	4,157,833

	Principal Amount (000)		U.S. $ Value
Series 2014-HQ3, Class M3
5.966% (LIBOR 1 Month + 4.75%), 10/25/24 (j)	U.S.$	5,055	$5,609,772
Series 2015-DN1, Class B
12.716% (LIBOR 1 Month + 11.50%), 1/25/25 (j)		1,201	1,643,831
Series 2015-DN1, Class M3
5.366% (LIBOR 1 Month + 4.15%), 1/25/25 (j)		1,700	1,844,074
Series 2015-DNA1, Class B
10.416% (LIBOR 1 Month + 9.20%), 10/25/27 (j)		598	777,373
Series 2015-DNA1, Class M3
4.516% (LIBOR 1 Month + 3.30%), 10/25/27 (j)		480	536,585
Series 2015-DNA2, Class B
8.766% (LIBOR 1 Month + 7.55%), 12/25/27 (j)		1,463	1,704,109
Series 2015-DNA3, Class B
10.566% (LIBOR 1 Month + 9.35%), 4/25/28 (j)		1,031	1,270,838
Series 2015-HQ1, Class B
11.966% (LIBOR 1 Month + 10.75%), 3/25/25 (j)		3,929	5,141,807
Series 2015-HQ1, Class M3
5.016% (LIBOR 1 Month + 3.80%), 3/25/25 (j)		530	576,310
Series 2015-HQA1, Class B
10.016% (LIBOR 1 Month + 8.80%), 3/25/28 (j)		1,014	1,170,020
Series 2015-HQA1, Class M3
5.916% (LIBOR 1 Month + 4.70%), 3/25/28 (j)		1,455	1,654,431
Series 2016-DNA2, Class B
11.716% (LIBOR 1 Month + 10.50%), 10/25/28 (j)		863	1,085,981
Series 2016-DNA2, Class M3
5.866% (LIBOR 1 Month + 4.65%), 10/25/28 (j)		811	915,171
Series 2016-DNA3, Class B
12.466% (LIBOR 1 Month + 11.25%), 12/25/28 (j)		2,784	3,615,577
Series 2016-DNA3, Class M3
6.216% (LIBOR 1 Month + 5.00%), 12/25/28 (j)		1,113	1,276,815
Series 2016-DNA4, Class B
9.816% (LIBOR 1 Month + 8.60%), 3/25/29 (j)		397	442,066
Series 2016-HQA2, Class B
12.716% (LIBOR 1 Month + 11.50%), 11/25/28 (j)		423	546,860
Series 2017-DNA2, Class M2
4.666% (LIBOR 1 Month + 3.45%), 10/25/29 (j)		599	630,907

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
6.466% (LIBOR 1 Month + 5.25%), 10/25/23 (j)	U.S.$	1,451	$1,705,166
Series 2014-C01, Class M2
5.616% (LIBOR 1 Month + 4.40%), 1/25/24 (j)		3,991	4,567,495
Series 2014-C03, Class 1M2
4.216% (LIBOR 1 Month + 3.00%), 7/25/24 (j)		1,147	1,222,679
Series 2014-C04, Class 1M2
6.116% (LIBOR 1 Month + 4.90%), 11/25/24 (j)		3,272	3,738,753
Series 2015-C01, Class 1M2
5.516% (LIBOR 1 Month + 4.30%), 2/25/25 (j)		3,391	3,689,389
Series 2015-C01, Class 2M2
5.766% (LIBOR 1 Month + 4.55%), 2/25/25 (j)		1,782	1,925,327
Series 2015-C02, Class 1M2
5.216% (LIBOR 1 Month + 4.00%), 5/25/25 (j)		997	1,076,314
Series 2015-C02, Class 2M2
5.216% (LIBOR 1 Month + 4.00%), 5/25/25 (j)		1,954	2,091,825
Series 2015-C03, Class 1M2
6.216% (LIBOR 1 Month + 5.00%), 7/25/25 (j)		3,071	3,423,681
Series 2015-C03, Class 2M2
6.216% (LIBOR 1 Month + 5.00%), 7/25/25 (j)		2,748	3,047,862
Series 2015-C04, Class 1M2
6.916% (LIBOR 1 Month + 5.70%), 4/25/28 (j)		3,342	3,807,542
Series 2015-C04, Class 2M2
6.766% (LIBOR 1 Month + 5.55%), 4/25/28 (j)		1,298	1,460,744
Series 2016-C01, Class 1B
12.966% (LIBOR 1 Month + 11.75%), 8/25/28 (j)		685	921,519
Series 2016-C01, Class 1M2
7.966% (LIBOR 1 Month + 6.75%), 8/25/28 (j)		2,077	2,517,828
Series 2016-C01, Class 2M2
8.166% (LIBOR 1 Month + 6.95%), 8/25/28 (j)		761	914,689
Series 2016-C02, Class 1B
13.466% (LIBOR 1 Month + 12.25%), 9/25/28 (j)		450	618,963
Series 2016-C02, Class 1M2
7.216% (LIBOR 1 Month + 6.00%), 9/25/28 (j)		2,375	2,779,378

	Principal Amount (000)		U.S. $ Value
Series 2016-C03, Class 1B
12.966% (LIBOR 1 Month + 11.75%), 10/25/28 (j)	U.S.$	374	$500,574
Series 2016-C03, Class 2B
13.966% (LIBOR 1 Month + 12.75%), 10/25/28 (j)		634	879,166
Series 2016-C03, Class 2M2
7.116% (LIBOR 1 Month + 5.90%), 10/25/28 (j)		3,707	4,323,546
Series 2016-C04, Class 1B
11.466% (LIBOR 1 Month + 10.25%), 1/25/29 (j)		1,494	1,855,980
Series 2016-C05, Class 2B
11.244% (LIBOR 1 Month + 10.75%), 1/25/29 (j)		1,824	2,291,529
Series 2016-C05, Class 2M2
5.666% (LIBOR 1 Month + 4.45%), 1/25/29 (j)		1,486	1,638,899
Series 2016-C06, Class 1B
10.466% (LIBOR 1 Month + 9.25%), 4/25/29 (j)		1,288	1,506,218
Series 2016-C07, Class 2B
10.716% (LIBOR 1 Month + 9.50%), 5/25/29 (j)		1,562	1,872,048
Series 2016-C07, Class 2M2
5.566% (LIBOR 1 Month + 4.35%), 5/25/29 (j)		918	1,007,446
Series 2017-C02, Class 2M2
4.866% (LIBOR 1 Month + 3.65%), 9/25/29 (j)		1,152	1,220,981
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
6.716% (LIBOR 1 Month + 5.50%), 10/25/25 (a)(j)		1,433	1,582,427
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2
6.716% (LIBOR 1 Month + 5.50%), 11/25/25 (f)(j)		617	703,877

			109,665,809

Non-Agency Fixed Rate - 1.9%
Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		1,012	836,584
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		854	682,396
Series 2006-42, Class 1A6
6.00%, 1/25/47		827	691,500
Series 2006-HY12, Class A5
3.156%, 8/25/36		1,739	1,712,814
Series 2006-J1, Class 1A10
5.50%, 2/25/36		1,514	1,372,598
Series 2006-J5, Class 1A1
6.50%, 9/25/36		1,042	877,320

	Principal Amount (000)		U.S. $ Value
Series 2007-13, Class A2
6.00%, 6/25/47	U.S.$	1,254	$1,065,798
BCAP LLC Trust
Series 2009-RR13, Class 17A3
5.876%, 4/26/37 (a)		510	400,240
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
3.656%, 5/25/47		294	278,435
Series 2007-4, Class 22A1
3.882%, 6/25/47		1,076	1,024,948
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (a)		809	640,524
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		674	511,171
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		1,650	1,567,556
Series 2007-AR4, Class 1A1A
3.308%, 3/25/37		235	202,571
Series 2010-3, Class 2A2
6.00%, 8/25/37 (a)		431	378,332
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		1,209	1,080,576
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-4, Class 1A39
6.00%, 5/25/37		503	417,151
Series 2007-HY4, Class 1A1
3.174%, 9/25/47		369	343,548
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (a)		119	92,392
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (a)		623	615,678
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		481	408,743
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		692	578,964
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		407	362,039
Series 2007-12, Class 3A22
6.00%, 8/25/37		114	95,666
Residential Accredit Loans, Inc. Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		641	607,254
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		241	216,954

	Principal Amount (000)		U.S. $ Value
Structured Adjustable Rate Mortgage Loan Trust
Series 2006-9, Class 4A1
3.155%, 10/25/36	U.S.$	583	$523,717
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-7, Class A4
4.365%, 9/25/36		1,768	939,391
Series 2006-9, Class A4
4.844%, 10/25/36		1,750	897,787
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		1,280	1,215,846
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
3.169%, 12/28/37		1,721	1,651,280

			22,289,773

Non-Agency Floating Rate - 1.1%
Alternative Loan Trust
Series 2007-7T2, Class A3
1.816% (LIBOR 1 Month + 0.60%), 4/25/37 (j)		3,024	1,413,445
Citigroup Mortgage Loan Trust
Series 2005-8, Class 2A2
3.584% (LIBOR 1 Month + 4.80%), 9/25/35 (j)(r)		583	36,368
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
1.816% (LIBOR 1 Month + 0.60%), 8/25/37 (j)		749	546,127
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
1.466% (LIBOR 1 Month + 0.25%), 4/25/37 (j)		439	240,028
Series 2007-FA2, Class 1A6
4.334% (LIBOR 1 Month + 5.55%), 4/25/37 (j)(r)		149	25,282
Lehman XS Trust
Series 2007-10H, Class 2AIO
5.95% (LIBOR 1 Month + 7.00%), 7/25/37 (j)(r)		492	136,903
Residential Accredit Loans, Inc. Trust
Series 2006-QS18, Class 2A2
5.334% (LIBOR 1 Month + 6.55%), 12/25/36 (j)(r)		5,004	1,023,205
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
2.232% (12MTA + 1.50%), 8/25/47 (j)		1,862	1,717,077

	Principal Amount (000)		U.S. $ Value
Wachovia Mortgage Loan Trust Series
Series 2006-ALT1, Class A2
1.396% (LIBOR 1 Month + 0.18%), 1/25/37 (j)	U.S.$	12,172	$8,445,899

			13,584,334

Total Collateralized Mortgage Obligations (cost $131,700,062)			145,539,916

CORPORATES - INVESTMENT GRADE - 7.2%
Industrial - 3.8%
Basic - 0.9%
Braskem Finance Ltd.
6.45%, 2/03/24		1,972	2,110,660
FMG Resources (August 2006) Pty Ltd.
9.75%, 3/01/22 (a)		510	580,862
Fresnillo PLC
5.50%, 11/13/23 (a)		306	336,217
Georgia-Pacific LLC
8.875%, 5/15/31		1	1,541
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (a)		272	299,207
Glencore Funding LLC
4.625%, 4/29/24 (a)		341	356,214
Minsur SA
6.25%, 2/07/24 (a)		891	957,104
Mosaic Co. (The)
5.625%, 11/15/43		167	170,448
Southern Copper Corp.
7.50%, 7/27/35		3,300	4,083,750
WestRock MWV LLC
7.95%, 2/15/31		1,000	1,396,677

			10,292,680

Capital Goods - 0.3%
General Electric Co.
Series D
5.00%, 1/21/21 (n)		1,681	1,782,628
Lafarge SA
7.125%, 7/15/36		800	1,026,623
Masco Corp.
5.95%, 3/15/22		308	348,772

			3,158,023

Communications - Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.464%, 7/23/22		1,039	1,108,378
4.908%, 7/23/25		1,195	1,290,965
Cox Communications, Inc.
4.50%, 6/30/43 (a)		135	121,420
4.70%, 12/15/42 (a)		259	236,538
Sirius XM Radio, Inc.
5.25%, 8/15/22 (a)		286	294,383

	Principal Amount (000)		U.S. $ Value
Viacom, Inc.
4.375%, 3/15/43	U.S.$	2,455	$2,182,269

			5,233,953

Communications - Telecommunications - 0.4%
AT&T, Inc.
5.45%, 3/01/47		2,128	2,291,405
Qwest Corp.
6.875%, 9/15/33		1,335	1,323,660
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (a)		1,627	1,641,318

			5,256,383

Consumer Cyclical - Automotive - 0.2%
General Motors Co.
5.20%, 4/01/45		337	331,621
6.25%, 10/02/43		116	129,301
6.75%, 4/01/46		456	539,739
General Motors Financial Co., Inc.
3.70%, 5/09/23		1,150	1,168,284
4.00%, 1/15/25		651	654,721

			2,823,666

Consumer Cyclical - Other - 0.1%
Owens Corning
7.00%, 12/01/36 (j)		1,340	1,719,473
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (a)		115	117,174

			1,836,647

Consumer Non-Cyclical - 0.0%
BRF SA
4.75%, 5/22/24 (a)		428	420,703

Energy - 0.7%
Cenovus Energy, Inc.
4.45%, 9/15/42		822	679,548
6.75%, 11/15/39		67	70,319
Ecopetrol SA
5.375%, 6/26/26		289	301,282
5.875%, 5/28/45		1,271	1,166,778
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		328	415,390
7.80%, 8/01/31		1,066	1,345,307
Marathon Petroleum Corp.
4.75%, 9/15/44		69	65,528
Nabors Industries, Inc.
5.50%, 1/15/23 (a)		1,146	1,085,323
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		546	566,294
5.50%, 4/15/23		1,193	1,236,373
Williams Partners LP
5.10%, 9/15/45		876	907,552

	Principal Amount (000)		U.S. $ Value
Williams Partners LP/ACMP Finance Corp.
4.875%, 5/15/23	U.S.$	681	$707,089

			8,546,783

Services - 0.1%
Verisk Analytics, Inc.
5.50%, 6/15/45		636	709,424

Technology - 0.6%
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (a)		1,318	1,454,786
8.35%, 7/15/46 (a)		524	675,852
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (l)		215	226,942
Seagate HDD Cayman
4.75%, 1/01/25		1,948	1,962,314
4.875%, 3/01/24 (a)		272	277,371
4.875%, 6/01/27		1,042	1,041,148
Western Digital Corp.
7.375%, 4/01/23 (a)		1,058	1,161,155

			6,799,568

Transportation - Airlines - 0.1%
America West Airlines Pass-Through Trust
Series 1999-1G, Class G
7.93%, 1/02/19		546	574,052
Northwest Airlines Pass-Through Trust
Series 2000-1, Class G
7.15%, 10/01/19		324	343,027

			917,079

			45,994,909

Financial Institutions - 3.3%
Banking - 1.4%
ABN AMRO Bank NV
Series E
6.25%, 4/27/22 (a)		292	329,730
BNP Paribas SA
7.625%, 3/30/21 (a)(n)		833	910,709
BPCE SA
5.70%, 10/22/23 (a)		208	231,179
Citigroup, Inc.
4.40%, 6/10/25		105	109,391
DNB Bank ASA
6.50%, 3/26/22 (a)(n)		1,555	1,663,847
HSBC Holdings PLC
3.60%, 5/25/23		622	642,005
6.00%, 9/29/23 (a)(n)	EUR	1,872	2,398,100
6.00%, 5/22/27 (n)	U.S.$	874	904,968
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (a)		1,337	1,389,888

	Principal Amount (000)		U.S. $ Value
JPMorgan Chase & Co.
Series V
5.00%, 7/01/19 (n)	U.S.$	210	$214,263
Morgan Stanley
4.10%, 5/22/23		1,648	1,717,468
Nationwide Building Society
4.00%, 9/14/26 (a)		1,557	1,534,086
Regions Bank/Birmingham AL
6.45%, 6/26/37		1,500	1,806,086
Standard Chartered PLC
3.95%, 1/11/23 (a)		1,301	1,310,937
US Bancorp
Series J
5.30%, 4/15/27 (n)		692	736,471
Veneto Banca SpA
4.00%, 5/20/19 (a)	EUR	470	566,891

			16,466,019

Brokerage - 0.1%
E*TRADE Financial Corp.
5.375%, 11/15/22	U.S.$	810	852,523
GFI Group, Inc.
8.375%, 7/19/18		991	1,051,651

			1,904,174

Finance - 0.0%
International Lease Finance Corp.
8.875%, 9/01/17		280	282,966

Insurance - 1.1%
Allstate Corp. (The)
6.50%, 5/15/57		1,657	1,944,617
American International Group, Inc.
6.82%, 11/15/37		1,425	1,841,104
Aon Corp.
8.205%, 1/01/27		690	903,223
Chubb Corp. (The)
3.408% (LIBOR 3 Month + 2.25%), 4/15/37 (j)		1,527	1,521,900
Lincoln National Corp.
8.75%, 7/01/19		186	209,256
MetLife, Inc.
10.75%, 8/01/39		2,350	3,912,802
Pacific Life Insurance Co.
9.25%, 6/15/39 (a)		475	772,918
Transatlantic Holdings, Inc.
8.00%, 11/30/39		1,261	1,702,292

			12,808,112

REITS - 0.7%
DDR Corp.
7.875%, 9/01/20		746	853,934
EPR Properties
5.75%, 8/15/22		915	1,009,078
7.75%, 7/15/20		1,722	1,950,778

	Principal Amount (000)		U.S. $ Value
Senior Housing Properties Trust
6.75%, 12/15/21	U.S.$	1,350	$1,501,411
VEREIT Operating Partnership LP
4.875%, 6/01/26		302	318,228
Weyerhaeuser Co.
7.375%, 3/15/32		1,790	2,462,976

			8,096,405

			39,557,676

Utility - 0.1%
Electric - 0.1%
EDP Finance BV
4.90%, 10/01/19 (a)		148	155,470
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		1,235	1,271,160

			1,426,630

Total Corporates - Investment Grade (cost $75,316,101)			86,979,215

EMERGING MARKETS - SOVEREIGNS - 6.9%
Angola - 0.2%
Angolan Government International Bond
9.50%, 11/12/25 (a)		1,188	1,249,830
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (a)		1,142	1,171,849

			2,421,679

Argentina - 1.2%
Argentine Republic Government International Bond
6.25%, 4/22/19		1,057	1,108,529
6.875%, 4/22/21-1/26/27		8,638	9,012,718
7.50%, 4/22/26		150	161,625
7.82%, 12/31/33	EUR	3,829	4,624,506

			14,907,378

Bahrain - 0.1%
Bahrain Government International Bond
7.00%, 10/12/28 (a)	U.S.$	1,253	1,265,530

Belarus - 0.0%
Republic of Belarus International Bond
6.875%, 2/28/23 (a)		245	249,655

Cameroon - 0.1%
Republic of Cameroon International Bond
9.50%, 11/19/25 (a)		1,222	1,441,960

Dominican Republic - 0.8%
Dominican Republic International Bond
5.95%, 1/25/27 (a)		1,553	1,620,944
7.45%, 4/30/44 (a)		1,283	1,464,224

	Principal Amount (000)		U.S. $ Value
8.625%, 4/20/27 (a)	U.S.$	5,719	$6,769,866

			9,855,034

Ecuador - 0.3%
Ecuador Government International Bond
7.95%, 6/20/24 (a)		667	621,144
9.65%, 12/13/26 (a)		385	386,444
10.50%, 3/24/20 (a)		1,069	1,121,113
10.75%, 3/28/22 (a)		1,032	1,100,370

			3,229,071

Egypt - 0.3%
Egypt Government International Bond
6.125%, 1/31/22 (a)		3,009	3,072,941

El Salvador - 0.1%
El Salvador Government International Bond
7.625%, 9/21/34 (a)		762	781,050

Ethiopia - 0.0%
Ethiopia International Bond
6.625%, 12/11/24 (a)		582	574,725

Gabon - 0.3%
Gabon Government International Bond
6.375%, 12/12/24 (a)		2,052	1,998,538
6.95%, 6/16/25 (a)		1,050	1,043,438

			3,041,976

Honduras - 0.2%
Honduras Government International Bond
6.25%, 1/19/27 (a)		2,193	2,267,014

Iraq - 0.0%
Iraq International Bond
5.80%, 1/15/28 (a)		264	233,640

Ivory Coast - 0.5%
Ivory Coast Government International Bond
5.125%, 6/15/25 (a)	EUR	168	194,759
5.75%, 12/31/32 (a)	U.S.$	2,441	2,340,740
6.125%, 6/15/33 (a)		1,322	1,272,425
6.375%, 3/03/28 (a)		2,678	2,701,433

			6,509,357

Jamaica - 0.2%
Jamaica Government International Bond
7.625%, 7/09/25		506	590,122
7.875%, 7/28/45		1,240	1,460,100

			2,050,222

	Principal Amount (000)		U.S. $ Value
Jordan - 0.1%
Jordan Government International Bond
5.75%, 1/31/27 (a)	U.S.$	634	$629,245

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (a)		702	719,550

Lebanon - 0.0%
Lebanon Government International Bond
Series G
6.60%, 11/27/26 (a)		589	588,264

Mongolia - 0.2%
Mongolia Government International Bond
5.125%, 12/05/22 (a)		2,426	2,274,375

Nigeria - 0.0%
Nigeria Government International Bond
7.875%, 2/16/32 (a)		489	530,565

Pakistan - 0.1%
Pakistan Government International Bond
7.25%, 4/15/19 (a)		1,498	1,576,345

Senegal - 0.0%
Senegal Government International Bond
6.25%, 5/23/33 (a)		593	600,413

Serbia - 0.0%
Serbia International Bond
6.75%, 11/01/24 (a)		190	193,696

Sri Lanka - 0.2%
Sri Lanka Government International Bond
6.00%, 1/14/19 (a)		799	824,967
6.125%, 6/03/25 (a)		350	356,563
6.20%, 5/11/27 (a)		685	684,144

			1,865,674

Turkey - 0.8%
Turkey Government International Bond
4.875%, 10/09/26-4/16/43		4,986	4,648,773
5.625%, 3/30/21		2,600	2,752,750
6.00%, 3/25/27		2,182	2,323,830

			9,725,353

Ukraine - 0.5%
Ukraine Government International Bond
7.75%, 9/01/22-9/01/24 (a)		5,627	5,572,370

Venezuela - 0.4%
Venezuela Government International Bond
9.25%, 9/15/27		7,978	3,949,110
9.25%, 5/07/28 (a)		300	132,750

	Principal Amount (000)		U.S. $ Value
9.375%, 1/13/34	U.S.$	746	$336,446

			4,418,306

Zambia - 0.2%
Zambia Government International Bond
8.50%, 4/14/24 (a)(k)		1,846	1,924,455

Total Emerging Markets - Sovereigns (cost $80,716,016)			82,519,843

EMERGING MARKETS - TREASURIES - 6.1%
Argentina - 1.3%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	34,006	2,274,652
16.00%, 10/17/23		85,595	5,539,714
18.20%, 10/03/21		93,295	5,943,831
21.20%, 9/19/18		33,327	2,014,155

			15,772,352

Brazil - 3.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/27	BRL	144,542	42,809,519

Dominican Republic - 0.5%
Dominican Republic International Bond
16.00%, 7/10/20 (f)	DOP	229,800	5,617,654

Indonesia - 0.3%
JPMorgan Chase Bank, NA
Series E
10.00%, 7/18/17 (a)	IDR	47,971,000	3,605,747

Turkey - 0.5%
Turkey Government Bond
10.60%, 2/11/26	TRY	4,718	1,363,000
11.00%, 2/24/27		14,459	4,284,056

			5,647,056

Total Emerging Markets - Treasuries (cost $74,537,210)			73,452,328

EMERGING MARKETS - CORPORATE BONDS - 4.1%
Industrial - 3.7%
Basic - 0.8%
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)	U.S.$	828	848,700
6.875%, 6/15/25 (a)		722	743,892
Elementia SAB de CV
5.50%, 1/15/25 (a)		469	477,794
First Quantum Minerals Ltd.
7.00%, 2/15/21 (a)		199	203,737
7.25%, 5/15/22-4/01/23 (a)		1,344	1,363,211
Petra Diamonds US Treasury PLC
7.25%, 5/01/22 (a)		486	497,829
Samarco Mineracao SA

	Principal Amount (000)		U.S. $ Value
4.125%, 11/01/22 (a)(e)(g)	U.S.$	1,105	$627,088
5.75%, 10/24/23 (a)(e)(g)		1,467	827,021
Stillwater Mining Co.
6.125%, 6/27/22 (a)		1,380	1,359,573
7.125%, 6/27/25 (a)		964	948,811
Vedanta Resources PLC
6.375%, 7/30/22 (a)		2,182	2,184,182

			10,081,838

Capital Goods - 0.3%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (a)		1,491	1,265,486
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)		349	133,056
5.25%, 6/27/29 (a)		1,070	385,200
7.125%, 6/26/42 (a)		2,665	1,072,663
8.25%, 4/25/18 (a)	BRL	1,332	291,497

			3,147,902

Communications - Telecommunications - 0.6%
Columbus Cable Barbados Ltd.
7.375%, 3/30/21 (a)	U.S.$	2,342	2,488,375
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a)		986	1,048,857
Digicel Group Ltd.
7.125%, 4/01/22 (a)		448	392,582
Digicel Ltd.
6.00%, 4/15/21 (a)		1,356	1,305,150
6.75%, 3/01/23 (a)		1,095	1,030,669
MTN Mauritius Investment Ltd.
6.50%, 10/13/26 (a)		780	818,025

			7,083,658

Consumer Cyclical - Other - 0.2%
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (a)		491	502,404
Studio City Co., Ltd.
5.875%, 11/30/19 (a)		737	781,861
Wynn Macau Ltd.
5.25%, 10/15/21 (a)		1,265	1,301,350

			2,585,615

Consumer Cyclical - Retailers - 0.0%
K2016470219 (South Africa) Ltd.
3.00%, 12/31/22 (a)(d)		936	58,523
K2016470260 (South Africa) Ltd.
25.00%, 12/31/22 (a)(d)		215	272,441

			330,964

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.5%
Central American Bottling Corp.
5.75%, 1/31/27 (a)	U.S.$	928	$982,984
Marfrig Holdings Europe BV
8.00%, 6/08/23 (a)		1,220	1,241,350
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		2,198	2,140,303
Tonon Luxembourg SA
7.25%, 1/24/20 (d)(e)(f)(g)		1,679	67,149
USJ Acucar e Alcool SA
9.875%, 11/09/21 (a)(d)		538	373,455
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(f)(g)		4,090	286,300
10.875%, 1/13/20 (e)(f)(g)		480	129,000
11.75%, 2/09/22 (e)(f)(g)		1,620	121,500

			5,342,041

Energy - 0.8%
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (h)		2,948	4,510,763
Petrobras Global Finance BV
6.125%, 1/17/22		1,655	1,706,793
6.25%, 3/17/24		3,000	3,052,575
6.85%, 6/05/15		307	271,096
YPF SA
16.50%, 5/09/22 (a)	ARS	8,323	500,370

			10,041,597

Other Industrial - 0.1%
Grupo KUO SAB De CV
6.25%, 12/04/22 (a)	U.S.$	200	208,000
Noble Group Ltd.
6.75%, 1/29/20 (a)		1,219	463,220

			671,220

Technology - 0.1%
IHS Netherlands Holdco BV
9.50%, 10/27/21 (a)		600	613,500

Transportation - Airlines - 0.2%
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		2,505	2,557,105

Transportation - Services - 0.1%
Rumo Luxembourg SARL
7.375%, 2/09/24 (a)		1,678	1,723,474

			44,178,914

Financial Institutions - 0.4%
Banking - 0.3%
Akbank TAS
7.20%, 3/16/27 (a)		695	721,063

	Principal Amount (000)		U.S. $ Value
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (a)(n)	U.S.$	1,763	$1,780,630
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21 (a)		807	810,954

			3,312,647

Finance - 0.0%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (a)		575	565,656

Insurance - 0.1%
XLIT Ltd.
Series E
3.616% (LIBOR 3 Month + 2.46%), 7/31/17 (j)(n)		877	816,706

Other Finance - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		494	507,327

			5,202,336

Total Emerging Markets - Corporate Bonds (cost $52,664,142)			49,381,250

BANK LOANS - 2.7%
Industrial - 2.7%
Basic - 0.1%
Foresight Energy LLC
6.795% (LIBOR 1 Month + 5.75%), 3/28/22 (s)		540	513,341
Magnetation LLC
12.00%, 3/07/17 (b)(c)(g)(t)		3,119	0
Unifrax I LLC
5.046% (LIBOR 3 Month + 3.75%), 4/04/24 (s)		461	462,582

			975,923

Capital Goods - 0.2%
Avolon TLB Borrower 1 (US) LLC
3.962% (LIBOR 1 Month + 2.75%), 3/21/22 (s)		1,034	1,040,426
Gardner Denver, Inc.
4.546% (LIBOR 3 Month + 3.25%), 7/30/20 (s)		983	984,154
GFL Environmental Inc.
4.046% (LIBOR 3 Month + 2.75%), 9/29/23 (s)		327	328,195
Transdigm Inc.
4.226% (LIBOR 1 Month + 3.00%), 6/09/23 (s)		362	361,038

	Principal Amount (000)		U.S. $ Value
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.)
4.226% (LIBOR 1 Month + 3.00%), 3/03/23 (s)	U.S.$	115	$116,305

			2,830,118

Consumer Cyclical - Automotive - 0.1%
Navistar, Inc.
5.09% (LIBOR 1 Month + 4.00%), 8/07/20 (s)		862	871,037

Consumer Cyclical - Entertainment - 0.2%
ClubCorp Club Operations, Inc.
4.046% (LIBOR 3 Month + 2.75%), 12/15/22 (s)		1,245	1,252,298
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
4.296% (LIBOR 3 Month + 3.00%), 4/01/24 (s)		986	983,521

			2,235,819

Consumer Cyclical - Other - 0.2%
La Quinta Intermediate Holdings L.L.C.
3.908% (LIBOR 3 Month + 2.75%), 4/14/21 (s)		1,688	1,694,049
Scientific Games International, Inc.
5.076% (LIBOR 2 Month + 4.00%), 10/01/21 (s)		702	708,079
Scientific Games International, Inc.
5.226% (LIBOR 2 Month + 4.00%), 10/01/21 (s)		190	191,908

			2,594,036

Consumer Cyclical - Retailers - 0.5%
Harbor Freight Tools USA, Inc.
4.476% (LIBOR 1 Month + 3.25%), 8/18/23 (s)		1,108	1,106,455
J.C. Penney Corporation, Inc.
5.45% (LIBOR 3 Month +4.25%), 6/23/23 (s)		1,100	1,084,337
Michaels Stores, Inc.
3.839% (LIBOR 1 Month + 2.75%), 1/30/23 (s)		130	129,981
Michaels Stores, Inc.
3.909% (LIBOR 1 Month + 2.75%), 1/30/23 (s)		23	22,410
Michaels Stores, Inc.
3.976% (LIBOR 1 Month + 2.75%), 1/30/23 (s)		353	352,073
Neiman Marcus Group Inc., The
4.339% (LIBOR 1 Month + 3.25%), 10/25/20 (s)		243	181,642

	Principal Amount (000)		U.S. $ Value
Rite Aid Corporation
5.98% (LIBOR 1 Month + 4.75%), 8/21/20 (s)	U.S.$	500	$503,750
Serta Simmons Bedding, LLC
9.179% (LIBOR 3 Month + 8.00%), 11/08/24 (s)		2,312	2,301,411

			5,682,059

Consumer Non-Cyclical - 0.5%
Acadia Healthcare Company, Inc.
3.80% (LIBOR 1 Month + 2.75%), 2/16/23 (s)		477	480,210
3.98% (LIBOR 1 Month + 2.75%), 2/11/22 (s)		91	92,006
Air Medical Group Holdings, Inc.
5.159% (LIBOR 1 Month + 4.00%), 4/28/22 (s)		1,231	1,224,677
Arbor Pharmaceuticals, LLC
6.296% (LIBOR 3 Month + 5.00%), 7/05/23 (s)		1,236	1,247,193
Immucor, Inc. (fka IVD Acquisition Corporation)
5.00% (LIBOR 1 Month + 3.75%), 8/17/18 (s)		1,039	1,038,249
Mallinckrodt International Finance S.A.
4.046% (LIBOR 3 Month + 2.75%), 9/24/24 (s)		1,155	1,151,114
Vizient, Inc.
4.726% (LIBOR 1 Month + 3.50%), 2/13/23 (s)		469	472,233

			5,705,682

Energy - 0.2%
California Resources Corporation
11.534% (LIBOR 1 Month + 10.375%), 12/31/21 (s)		2,088	2,202,626
Chesapeake Energy Corporation
8.686% (LIBOR 3 Month + 7.50%), 8/23/21 (s)		621	655,949

			2,858,575

Other Industrial - 0.1%
Travelport Finance (Luxembourg) SARL
4.432% (LIBOR 3 Month + 3.25%), 9/02/21 (s)		1,461	1,462,498

Services - 0.1%
Sedgwick Claims Management Services, Inc.
3.976% (LIBOR 1 Month + 2.75%), 3/01/21 (s)		1,039	1,038,332

	Principal Amount (000)		U.S. $ Value
Technology - 0.5%
Avaya Inc.
6.417% (LIBOR 3 Month + 5.25%), 5/29/20 (e)(g)(s)	U.S.$	2,951	$2,354,946
6.667% (LIBOR 3 Month + 5.50%), 3/31/18 (e)(g)(s)		105	83,566
8.617% (LIBOR 1 Month + 7.50%), 1/24/18 (e)(g)(r)		141	145,615
8.716% (LIBOR 1 Month + 7.50%), 1/24/18 (e)(g)(r)		200	206,288
Conduent Incorporated
5.226% (LIBOR 1 Month + 4.00%), 12/07/23 (s)		228	230,418
Smart Modular Technologies (Global), Inc.
9.25% (LIBOR 1 Month + 8.00%), 8/26/17 (b)(c)(s)		643	637,759
Solera, LLC (Solera Finance, Inc.)
4.476% (LIBOR 1 Month + 3.25%), 3/03/23 (s)		2,602	2,609,348

			6,267,940

			32,522,019

Financial Institutions – 0.0%
Insurance – 0.0%
Hub International Limited
4.422% (LIBOR 3 Month + 3.25%), 10/02/20 (s)		481	482,284

Total Bank Loans (cost $35,639,606)			33,004,303

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7%
Non-Agency Fixed Rate CMBS - 2.5%
225 Liberty Street Trust
Series 2016-225L, Class E
4.804%, 2/10/36 (a)		974	976,847
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51		2,877	2,908,987
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B
5.722%, 6/24/50 (b)(f)		438	438,116
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.942%, 4/10/46 (u)		2,223	109,298
Series 2013-GC17, Class D
5.259%, 11/10/46 (a)		902	859,903
Series 2014-GC23, Class D
4.516%, 7/10/47 (a)		856	752,668
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class XA
2.219%, 10/15/45 (u)		9,070	646,696

	Principal Amount (000)		U.S. $ Value
Commercial Mortgage Trust
Series 2012-CR1, Class XA
2.06%, 5/15/45 (u)	U.S.$	1,853	$138,894
Series 2012-CR5, Class XA
1.875%, 12/10/45 (u)		2,258	137,225
Series 2012-LC4, Class XA
2.387%, 12/10/44 (a)(u)		5,549	423,779
Series 2013-LC6, Class D
4.426%, 1/10/46 (a)		3,916	3,655,813
Series 2014-CR15, Class XA
1.426%, 2/10/47 (u)		2,516	107,574
Series 2014-CR20, Class XA
1.324%, 11/10/47 (u)		11,444	684,927
Series 2014-LC15, Class D
5.109%, 4/10/47 (a)		1,500	1,285,641
Csail Commercial Mortgage Trust
Series 2015-C2, Class D
4.351%, 6/15/57		2,721	2,054,540
GS Mortgage Securities Corp. II
Series 2013-GC10, Class XA
1.731%, 2/10/46 (u)		942	63,423
GS Mortgage Securities Trust
Series 2012-GC6, Class D
5.841%, 1/10/45 (a)		1,765	1,703,745
Series 2012-GCJ9, Class D
4.999%, 11/10/45 (a)		700	663,949
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.818%, 11/15/48		825	792,359
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA
2.011%, 11/15/45 (a)(u)		8,889	517,172
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class XA
1.89%, 12/10/45 (a)(u)		926	61,907
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.818%, 5/15/46		400	402,253
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class D
4.619%, 9/15/48		2,500	1,930,633
WF-RBS Commercial Mortgage Trust
Series 2012-C6, Class D
5.767%, 4/15/45 (a)		2,450	2,451,798
Series 2012-C7, Class XA
1.614%, 6/15/45 (a)(u)		1,438	79,089
Series 2012-C8, Class E
5.06%, 8/15/45 (a)		3,766	3,639,382
Series 2012-C10, Class XA
1.794%, 12/15/45 (a)(u)		3,542	236,196
Series 2014-C25, Class D

	Principal Amount (000)		U.S. $ Value
3.803%, 11/15/47 (a)	U.S.$	3,500	$2,598,725

			30,321,539

Non-Agency Floating Rate CMBS - 0.2%
CLNS Trust
Series 2017-IKPR, Class F
5.50% (LIBOR 1 Month + 4.50%), 6/11/32 (a)(j)		956	956,937
Morgan Stanley Capital I Trust
Series 2015-MS1, Class D
4.164%, 5/15/48 (a)(l)		490	415,951
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.414%, 6/15/44 (a)(l)		1,022	1,004,609

			2,377,497

Total Commercial Mortgage-Backed Securities (cost $33,084,342)			32,699,036

	Shares
PREFERRED STOCKS - 1.5%
Financial Institutions - 0.8%
Banking - 0.4%
GMAC Capital Trust I
6.967%		16,325	427,715
Morgan Stanley
5.85% (n)		89,050	2,432,846
US Bancorp
Series F
6.50% (n)		64,825	1,924,654

			4,785,215

Diversified Financial Services - 0.1%
iPayment, Inc.
0.00% (b)(c)(g)		13,822	1,382,200

Insurance - 0.2%
Hartford Financial Services Group, Inc. (The)
7.875%		45,050	1,385,287
XLIT Ltd.
Series D
4.278% (j)		1,600	1,408,000

			2,793,287

REITS - 0.1%
Hersha Hospitality Trust
6.875% (n)		15,950	402,738

			9,363,440

	Shares		U.S. $ Value
Industrial - 0.7%
Capital Goods - 0.6%
Tervita Corp.
0.00% (b)(c)(g)		1,140,842	$7,037,890

Energy - 0.1%
Berry Petroleum Co. LLC
0.00% (c)(g)		77,975	935,700

			7,973,590

Utility - 0.0%
Electric - 0.0%
SCE Trust III
5.75%		12,025	337,662

Total Preferred Stocks (cost $16,170,657)			17,674,692

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 1.2%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 5/15/45-8/15/50	BRL	5,805	5,450,055

Colombia - 0.2%
Fideicomiso PA Costera
6.25%, 1/15/34 (a)	COP	1,230,800	419,524
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35 (f)		6,642,880	2,294,230

			2,713,754

Mexico - 0.6%
Mexican Udibonos
Series S
4.00%, 11/30/28	MXN	56,483	3,342,730
4.50%, 12/04/25		54,863	3,333,207

			6,675,937

Total Inflation-Linked Securities (cost $13,893,459)			14,839,746

	Shares
COMMON STOCKS - 1.2%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Liberty Tire Recycling LLC (b)(c)(g)		81,827	0

Internet & Direct Marketing Retail - 0.1%
Travelport Worldwide Ltd.		80,347	1,105,575

Auto Components - 0.0%
Exide Technologies (g)(h)		15,253	60,057

	Shares	U.S. $ Value
Exide Technologies (g)(h)	59,185	$233,035

		293,092

Multiline Retail - 0.0%
K201640219 (South Africa) Ltd. A Shares (b)(c)(g)	12,695,187	13
K201640219 (South Africa) Ltd. B Shares (b)(c)(g)	2,009,762	2

		15

		1,398,682

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Berry Petroleum Co. LLC (c)(g)	94,303	860,515
CHC Group LLC (g)(h)	51,655	361,585
Chesapeake Energy Corp. (g)	24,149	120,021
Linn Energy, Inc. (g)	1,588	48,497
Linn Energy, Inc. (g)	26,909	821,801
Oasis Petroleum, Inc. (g)	14,457	116,379
Peabody Energy Corp. (c)(g)	67,040	1,639,128
Peabody Energy Corp. (c)(g)	48,445	1,184,480
SandRidge Energy, Inc. (g)	23,922	411,698
Tervita Corp. (b)(c)(g)	29,729	183,399
Vantage Drilling International (c)(g)	6,103	1,055,819
Whiting Petroleum Corp. (g)	81,634	449,803

		7,253,125

Financials - 0.4%
Insurance - 0.3%
Mt. Logan Re Ltd. (Preference Shares) (g)(h)	2,953	3,049,893

Diversified Financial Services - 0.1%
iPayment, Inc. (b)(c)(g)	2,339,631	1,497,364

		4,547,257

Industrials - 0.1%
Building Products - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(g)	3	30,450

Machinery - 0.1%
Modular Space Corp. (b)(f)(g)	89,110	1,158,430

Technology - 0.0%
Smart Modular Technologies, Inc. (b)(c)(g)	6,541	71,951

		1,260,831

Materials - 0.0%
Metals & Mining - 0.0%
Neenah Enterprises, Inc. (b)(c)(g)	58,200	23,280

Total Common Stocks (cost $22,227,693)		14,483,175

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 1.2%
Home Equity Loans - Fixed Rate - 0.7%
CSAB Mortgage-Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36	U.S.$	824	$502,230
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35		895	887,618
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		1,431	1,223,576
Series 2006-6, Class AF4
6.121%, 3/25/36 (j)		1,704	899,984
Series 2006-6, Class AF5
6.241%, 3/25/36 (j)		631	323,737
Series 2006-10, Class AF3
5.985%, 6/25/36		1,262	681,817
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		422	410,837
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,263	616,395
Series 2007-8XS, Class A2
6.00%, 4/25/37		4,208	2,557,470

			8,103,664

Other ABS - Fixed Rate - 0.4%
Atlas 2014-1 Limited
Series 2014-1
6.875%, 12/15/39		1,060	1,060,911
Sofi Consumer Loan Program 2017-2 LLC
Series 2017-2, Class R
Zero Coupon, 2/25/26 (a)		12	931,484
Sofi Consumer Loan Program 2017-3 LLC
Series 2017-3, Class R
Zero Coupon, 5/25/26 (a)		1,000	1,109,000
SoFi Consumer Loan Program 2017-4 LLC
Series 2017-4, Class R1
Zero Coupon, 5/26/26 (a)		10	1,032,000
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (a)		795	837,106

			4,970,501

Autos - Fixed Rate - 0.1%
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		720	764,238

Home Equity Loans - Floating Rate - 0.0%
Lehman XS Trust
Series 2007-6, Class 3A5
4.888%, 5/25/37 (j)		272	414,766

	Principal Amount (000)		U.S. $ Value
Total Asset-Backed Securities (cost $14,956,428)			$14,253,169

WHOLE LOAN TRUSTS - 0.6%
Performing Asset - 0.6%
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (b)(c)	U.S.$	413	413,352
16.00%, 1/01/21 (b)(c)	MXN	19,370	1,067,306
Deutsche Bank Mexico SA
8.00%, 10/31/34 (b)(c)(l)		38,384	1,353,564
8.00%, 10/31/34 (b)(c)		15,523	547,410
Finalam, S.A. de C.V.
17.25%, 8/06/19 (b)(c)		5,274	290,602
Flexpath Wh I LLC
Series B
11.00%, 4/01/21 (b)(c)	U.S.$	485	320,181
Series B2
11.00%, 1/01/22 (b)(c)		780	641,625
Series B3
11.00%, 9/01/22 (b)(c)		148	127,370
Recife Funding
Zero Coupon, 11/05/29 (b)(c)		1,811	1,527,435
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (b)(c)		1,569	1,204,215

Total Whole Loan Trusts (cost $9,634,557)			7,493,060

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.5%
Argentina - 0.5%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (a)		1,010	1,040,300
9.125%, 3/16/24 (a)		2,601	2,932,627
23.96% (AF14653 + 3.83%), 5/31/22 (a)(j)	ARS	26,500	1,625,091
Provincia de Cordoba
7.125%, 6/10/21 (a)	U.S.$	754	797,355

Total Local Governments - Regional Bonds (cost $5,892,866)			6,395,373

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.5%
United States - 0.5%
State of California
Series 2010
7.60%, 11/01/40		750	1,167,457
7.95%, 3/01/36		1,915	2,184,747
State of Illinois
Series 2010
7.35%, 7/01/35		1,915	2,049,031

Total Local Governments - US Municipal Bonds (cost $4,600,895)			5,401,235

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.3%
United Arab Emirates - 0.3%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (a)(k)
(cost $3,325,875)	U.S.$	3,310	$3,823,050

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Indonesia - 0.1%
Majapahit Holding BV
7.875%, 6/29/37 (a)		699	912,684

Mexico - 0.2%
Petroleos Mexicanos
4.625%, 9/21/23		758	767,096
5.375%, 3/13/22 (a)		516	543,606
5.50%, 1/21/21		759	794,294

			2,104,996

Venezuela - 0.0%
Petroleos de Venezuela SA
9.75%, 5/17/35 (a)		629	290,467

Total Quasi-Sovereigns (cost $3,051,206)			3,308,147

COLLATERALIZED LOAN OBLIGATIONS - 0.1%
Cayman Islands - 0.0%
Dryden Senior Loan Fund
Series 2017-49A, Class E
7.65% (LIBOR 3 Month + 6.30%), 7/18/30 (a)(j)		417	412,943

United States - 0.1%
Carlyle Global Market Strategies CLO Ltd.
Series 2016-1A, Class C
6.056% (LIBOR 3 Month + 4.90%), 4/20/27 (a)(j)		300	303,624
OZLM VIII Ltd.
Series 2014-8A, Class D
5.97% (LIBOR 3 Month + 4.95%), 10/17/26 (a)(j)		585	585,003

			888,627

Total Collateralized Loan Obligations (cost $1,213,022)			1,301,570

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Forward Contracts - 0.1%
ZAR/USD
Expiration: Jul 2017, Exercise Price: ZAR 13.25 (g)(v)		214,981,250	248,052

	Contracts		U.S. $ Value
BRL/USD
Expiration: Aug 2017, Exercise Price: BRL 3.25 (g)(v)		71,662,500	$150,143

			398,195

	Notional Amount (000)
Swaptions - 0.0%
IRS Swaption, Goldman Sachs International
Expiration: Aug 2017, Exercise Rate: 2.105%	U.S.$	13,430	42,520
IRS Swaption, Goldman Sachs International
Expiration: Aug 2017, Exercise Rate: 2.105%		6,470	20,485
IRS Swaption, Morgan Stanley Capital Services LLC
Expiration: Aug 2017, Exercise Rate: 2.105%		16,170	51,196

			114,201

Total Options Purchased - Calls (premiums paid $934,808)			512,396

	Shares
WARRANTS - 0.0%
Encore Automotive Acceptance, expiring 7/05/31 (b)(c)(g)		8	0
FairPoint Communications, Inc., expiring 1/24/18 (c)(g)		9,725	146
Flexpath Capital, Inc., expiring 4/15/31 (b)(c)(g)		10,974	0
iPayment Holdings, Inc., expiring 12/29/22 (b)(c)(g)		586,389	14,132
Midstates Petroleum Co., Inc., expiring 4/21/20 (b)(c)(g)		39,269	88,355
SandRidge Energy, Inc., A-CW22, expiring 10/03/22 (g)		46,951	70,426
SandRidge Energy, Inc., B-CW22, expiring 10/03/22 (g)		19,772	15,818
Smart Modular Technologies, Inc., expiring 11/05/22 (b)(c)(g)		8,197	89,921

Total Warrants (cost $507,752)			278,798

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
ZAR/USD
Expiration: Jul 2017, Exercise Price: ZAR 14.05 (g)(v)		169,653,750	21,929

Options on Indices - 0.0%
S&P 500 Index 3M5Y
Expiration: Jul 2017, Exercise Price: $ 1.00 (g)(v)		32,200,000	64

	Contracts			U.S. $ Value
S&P 500 Index 3M5Y
Expiration: Jul 2017, Exercise Price: $ 1.00 (g)(v)		56,800,000		$114

				178

Total Options Purchased - Puts (premiums paid $161,402)				22,107

	Shares
SHORT-TERM INVESTMENTS - 2.4%
Investment Companies - 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.79% (w)(x) (cost $18,275,034)		18,275,034		18,275,034

	Principal Amount (000)
Time Deposits - 0.5%
ANZ, London
0.418%, 7/03/17	AUD	469		360,628
0.60%, 7/03/17	NZD	161		118,009
BBH, Grand Cayman
(1.032)%, 7/03/17	SEK	0	**	24
0.005%, 7/03/17	HKD	0	**	3
0.05%, 7/03/17	GBP	795		1,035,083
0.05%, 7/04/17	CAD	0	**	41
0.073%, 7/03/17	NOK	0	**	42
5.75%, 7/03/17	ZAR	0	**	10
Sumitomo, Tokyo
(0.567)%, 7/03/17	EUR	1,720		1,964,376
0.58%, 7/03/17	U.S.$	2,067		2,067,299

Total Time Deposits (cost $5,507,172)				5,545,515

EMERGING MARKETS - SOVEREIGNS - 0.4%
Egypt - 0.3%
Citigroup Global Markets Holdings, Inc./United States
Series E
Zero Coupon, 1/25/18-3/08/18 (a)	EGP	42,471		2,082,783
Series G
Zero Coupon, 1/25/18 (a)		45,500		2,250,819

				4,333,602

United Kingdom - 0.1%
HSBC Bank PLC
Zero Coupon, 11/02/17 (a)		19,175		989,968

Total Emerging Markets - Sovereigns (cost $5,346,235)				5,323,570

Total Short-Term Investments (cost $29,128,441)				29,144,119

U.S. $ Value
Total Investments - 104.3% (cost $1,243,064,355) (y)	$1,255,839,388
Other assets less liabilities - (4.3)%	(51,272,326)

Net Assets - 100.0%	$1,204,567,062

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Nikkei 225 (CME) Futures	35	September 2017	$3,529,750	$3,518,375	$(11,375)
U.S. T-Note 5 Yr (CBT) Futures	686	September 2017	81,014,977	80,835,454	(179,523)
U.S. T-Note 10 Yr (CBT) Futures	168	September 2017	21,127,313	21,089,250	(38,063)
Sold Contracts
Euro-Bund Futures	136	September 2017	25,560,837	25,143,655	417,182

					$188,221

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	24,363	USD	18,397	7/10/17	$(327,323)
Australia and New Zealand Banking Group Ltd.	USD	17,069	NZD	24,991	7/10/17	1,243,628
Bank of America, NA	BRL	109,855	USD	33,244	7/05/17	83,725
Bank of America, NA	USD	29,955	BRL	100,138	7/05/17	272,158
Bank of America, NA	USD	2,937	BRL	9,717	7/05/17	(4,167)
Bank of America, NA	RUB	265,849	USD	4,417	7/07/17	(89,415)
Bank of America, NA	ZAR	129,214	USD	9,409	7/10/17	(459,443)
Bank of America, NA	USD	17,180	EUR	15,225	7/13/17	216,359
Bank of America, NA	USD	5,627	JPY	625,593	7/14/17	(62,767)
Bank of America, NA	BRL	100,138	USD	29,777	8/02/17	(255,280)
Bank of America, NA	USD	3,951	IDR	53,156,173	8/16/17	18,110
Bank of America, NA	USD	3,308	MYR	14,176	8/18/17	(20,623)
Bank of America, NA	INR	817,258	USD	12,579	8/22/17	3,020
Bank of America, NA	RUB	359,797	USD	6,120	9/13/17	111,003
Bank of America, NA	USD	5,025	RUB	294,294	9/13/17	(110,062)
Barclays Bank PLC	NOK	4,656	USD	537	7/14/17	(21,001)
Barclays Bank PLC	KRW	6,855,091	USD	6,045	7/27/17	56,870
Barclays Bank PLC	USD	736	MXN	13,335	8/03/17	(4,670)
Barclays Bank PLC	USD	1,529	MYR	6,552	8/25/17	(10,052)
BNP Paribas SA	USD	9,165	NOK	79,005	7/14/17	299,662
BNP Paribas SA	USD	14,953	CNH	102,047	7/18/17	81,138
BNP Paribas SA	GBP	9,645	USD	12,376	7/21/17	(193,810)
BNP Paribas SA	MXN	27,199	USD	1,504	8/03/17	13,103
BNP Paribas SA	SGD	16,263	USD	11,741	8/17/17	(79,465)
Brown Brothers Harriman & Co.	USD	840	AUD	1,137	7/10/17	34,055
Brown Brothers Harriman & Co.	EUR	9,398	USD	10,228	7/13/17	(510,188)
Brown Brothers Harriman & Co.	USD	2,341	EUR	2,137	7/13/17	100,895

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	JPY	3,218	USD	28	7/14/17	$(336)
Brown Brothers Harriman & Co.	USD	215	JPY	24,511	7/14/17	3,106
Brown Brothers Harriman & Co.	GBP	702	USD	898	7/21/17	(16,377)
Brown Brothers Harriman & Co.	TRY	434	USD	121	8/18/17	(856)
Citibank, NA	BRL	89,159	USD	26,940	7/05/17	27,425
Citibank, NA	USD	26,958	BRL	89,159	7/05/17	(45,461)
Citibank, NA	NZD	25,018	USD	17,408	7/10/17	(924,024)
Citibank, NA	USD	1,458	ZAR	18,892	7/11/17	(15,592)
Citibank, NA	ZAR	78,538	USD	5,906	7/11/17	(90,754)
Citibank, NA	USD	5,574	EUR	4,937	7/13/17	66,945
Citibank, NA	COP	34,700,638	USD	11,713	7/14/17	342,203
Citibank, NA	USD	5,777	CLP	3,860,824	7/14/17	37,377
Citibank, NA	USD	9,740	COP	28,521,630	7/14/17	(393,638)
Citibank, NA	USD	2,980	PEN	9,759	7/14/17	24,899
Citibank, NA	TWD	366,502	USD	12,044	8/16/17	(11,489)
Citibank, NA	USD	18,444	TRY	66,332	8/18/17	163,691
Citibank, NA	RUB	365,780	USD	6,317	9/13/17	208,264
Citibank, NA	CHF	15,114	USD	15,690	9/14/17	(145,194)
Credit Suisse International	USD	24,297	NOK	206,545	7/14/17	448,363
Credit Suisse International	TRY	43,093	USD	12,058	8/18/17	(30,936)
Credit Suisse International	EUR	2,306	SEK	22,423	8/30/17	28,636
Credit Suisse International	EUR	2,295	SEK	22,302	8/31/17	26,615
Credit Suisse International	NZD	3,523	CAD	3,394	9/14/17	42,584
Credit Suisse International	USD	1,101	TRY	4,172	9/22/17	58,311
Credit Suisse International	USD	1,331	SEK	11,581	11/20/17	55,020
Credit Suisse International	AUD	3,828	CHF	2,788	12/19/17	4,365
Credit Suisse International	USD	1,131	TRY	4,411	12/21/17	65,408
Credit Suisse International	AUD	1,520	NOK	9,668	12/27/17	(3,689)
Deutsche Bank AG	USD	4,417	RUB	265,849	7/07/17	89,415
Deutsche Bank AG	USD	1,423	EUR	1,325	7/13/17	90,292
Deutsche Bank AG	TRY	4,500	USD	1,225	7/26/17	(46,315)
Deutsche Bank AG	CHF	2,788	AUD	3,828	12/19/17	(4,312)
Deutsche Bank AG	NOK	9,668	AUD	1,520	12/27/17	3,696
Goldman Sachs USA	ZAR	7,869	USD	605	7/11/17	4,349
Goldman Sachs USA	JPY	705,098	USD	6,200	7/14/17	(71,874)
Goldman Sachs USA	GBP	5,832	USD	7,539	7/21/17	(61,199)
Goldman Sachs USA	TWD	183,343	USD	6,105	8/16/17	73,693
Goldman Sachs USA	USD	1,029	IDR	13,784,858	8/16/17	77
Goldman Sachs USA	USD	971	MYR	4,152	8/18/17	(7,602)
Goldman Sachs USA	USD	24,911	INR	1,611,533	8/21/17	(110,166)
Goldman Sachs USA	SEK	22,302	EUR	2,295	8/31/17	(26,586)
HSBC Bank USA	BRL	21,755	USD	6,597	7/05/17	30,268
HSBC Bank USA	USD	6,576	BRL	21,755	7/05/17	(9,330)
HSBC Bank USA	SEK	5,546	USD	627	7/14/17	(32,070)
HSBC Bank USA	CNY	19,559	USD	2,832	7/18/17	(53,921)
HSBC Bank USA	MXN	186,113	USD	10,300	8/03/17	97,289
HSBC Bank USA	CNY	147,141	USD	21,580	8/16/17	(68,578)
HSBC Bank USA	USD	9,438	CNY	64,384	8/16/17	34,852
HSBC Bank USA	SGD	34,003	USD	24,380	8/17/17	(334,999)
HSBC Bank USA	USD	6,207	TRY	22,194	8/18/17	18,753
HSBC Bank USA	CAD	28,057	USD	21,172	8/24/17	(483,020)
JPMorgan Chase Bank, NA	EUR	1,205	USD	1,379	7/13/17	1,461
JPMorgan Chase Bank, NA	USD	13,499	EUR	11,970	7/13/17	177,703
JPMorgan Chase Bank, NA	USD	28	COP	83,709	7/14/17	(1,059)
JPMorgan Chase Bank, NA	GBP	9,516	USD	12,242	7/21/17	(159,348)
JPMorgan Chase Bank, NA	USD	5,938	GBP	4,640	7/21/17	108,241
JPMorgan Chase Bank, NA	USD	1,225	TRY	4,484	7/26/17	41,817
JPMorgan Chase Bank, NA	USD	2,367	ZAR	31,192	7/26/17	8,289
JPMorgan Chase Bank, NA	ZAR	31,192	USD	2,367	7/26/17	(8,287)
JPMorgan Chase Bank, NA	KRW	13,567,016	USD	12,022	7/27/17	170,546
JPMorgan Chase Bank, NA	MXN	12,058	USD	658	8/03/17	(3,247)
JPMorgan Chase Bank, NA	CAD	3,476	MXN	48,819	8/08/17	(7,560)
JPMorgan Chase Bank, NA	MXN	48,819	CAD	3,476	8/08/17	7,562
JPMorgan Chase Bank, NA	BRL	38,535	USD	11,334	8/22/17	(176,753)
JPMorgan Chase Bank, NA	INR	787,221	USD	12,125	8/22/17	11,568

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	SEK	22,422	EUR	2,306	8/30/17	$(28,595)
JPMorgan Chase Bank, NA	CAD	3,394	NZD	3,523	9/14/17	(42,344)
JPMorgan Chase Bank, NA	USD	6,118	TWD	183,832	9/20/17	(69,504)
JPMorgan Chase Bank, NA	TRY	4,172	USD	1,101	9/22/17	(58,293)
JPMorgan Chase Bank, NA	AUD	4,454	JPY	362,339	11/06/17	(177,640)
JPMorgan Chase Bank, NA	JPY	362,333	AUD	4,454	11/06/17	177,692
JPMorgan Chase Bank, NA	SEK	11,581	USD	1,331	11/20/17	(55,023)
JPMorgan Chase Bank, NA	TRY	4,411	USD	1,131	12/21/17	(65,402)
Morgan Stanley Capital Services LLC	NOK	131,296	USD	15,162	7/14/17	(567,749)
Morgan Stanley Capital Services LLC	USD	2,847	CAD	3,701	8/24/17	9,810
Royal Bank of Scotland PLC	EUR	55,563	USD	59,137	7/13/17	(4,350,542)
UBS AG	TWD	366,502	USD	12,044	8/16/17	(11,489)
UBS AG	USD	720	MYR	3,069	8/18/17	(8,449)

						$(5,633,557)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
Call - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	1.76%	8/30/17	$13,430	$21,488	$(4,922)
Call - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	1.76	8/30/17	6,470	9,381	(2,371)
Call - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.76	8/30/17	16,170	26,034	(5,926)

						$56,903	$(13,219)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Month	Contracts (000)		Premiums Received	U.S. $ Value
Call - BRL vs. USD (v)	BRL	3.650	August 2017	BRL	80,483	$349,867	$(54,515)
Call - CAD vs. NZD (v)	CAD	0.990	September 2017	CAD	16,607	60,636	(33,386)
Call - CAD vs. NZD (v)		0.990	September 2017		16,607	57,984	(34,218)
Call - CHF vs. AUD (v)	CHF	0.760	December 2017	CHF	12,122	103,441	(97,176)
Call - JPY vs. AUD (v)	JPY	84.800	November 2017	JPY	1,388,600	115,795	(381,129)
Call - KRW vs. JPY (v)	KRW	10.490	July 2017	KRW	7,130,412	55,182	(2,356)
Call - MXN vs. CAD (v)	MXN	14.680	August 2017	MXN	242,954	129,793	(37,496)
Call - MXN vs. USD (v)		21.070	November 2017		127,474	94,380	(24,415)

Description	Exercise Price		Expiration Month	Contracts (000)		Premiums Received	U.S. $ Value
Call - NOK vs. AUD (v)	NOK	6.700	December 2017	NOK	53,600	$41,640	$(47,393)
Call - NOK vs. EUR (v)		9.590	July 2017		102,656	36,315	(40,269)
Call - NZD vs. AUD (v)	NZD	1.150	September 2017	NZD	18,285	59,066	(2,037)
Call - RUB vs. USD (v)	RUB	65.000	November 2017	RUB	196,625	53,694	(43,573)
Call - RUB vs. USD (v)		65.000	November 2017		196,625	54,147	(43,573)
Call - SEK vs. EUR (v)	SEK	9.850	July 2017	SEK	104,849	35,929	(14,798)
Call - SEK vs. EUR (v)		9.920	August 2017		106,888	52,360	(19,894)
Call - SEK vs. EUR (v)		9.920	August 2017		106,871	51,417	(20,588)
Call - SEK vs. EUR (v)		9.930	September 2017		105,793	51,800	(34,621)
Call - SEK vs. USD (v)		9.060	November 2017		54,837	56,719	(14,105)
Call - TRY vs. USD (v)	TRY	3.860	July 2017	TRY	25,862	70,417	(3,469)
Call - TRY vs. USD (v)		4.100	September 2017		24,395	108,885	(12,813)
Call - TRY vs. USD (v)		4.300	December 2017		25,585	145,775	(35,704)
Call - ZAR vs. USD (v)	ZAR	14.750	July 2017	ZAR	239,319	247,918	(2,927)
Call - ZAR vs. USD (v)		14.050	July 2017		169,654	154,439	(21,929)
Put - JPY vs. CAD (v)	JPY	76.000	September 2017	JPY	608,000	45,611	(5,946)
Put - KRW vs. USD (v)	KRW	1,113.000	September 2017	KRW	6,733,650	34,909	(37,713)
Put - KRW vs. USD (v)		1,113.000	September 2017		6,733,650	34,787	(37,713)
Put - NZD vs. AUD (v)	NZD	1.025	September 2017	NZD	16,528	58,136	(38,818)
Put - NZD vs. AUD (v)	NZD	1.020	September 2017	NZD	16,456	56,705	(30,448)
Put - RUB vs. USD (v)	RUB	77.616	October 2017	RUB	457,934	182,369	(6,771)

						$2,600,116	$(1,179,793)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)%	3.10%		$21,283	$(1,633,758)	$(311,712)
CDX-NAHY Series 28, 5 Year Index, 12/20/21*	(5.00)	3.39		18,580	(1,313,996)	(89,876)
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	(5.00)	0.63	EUR	3	(280)	(112)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	1.54		$6,879	357,328	205,662

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00%	0.09%		$10,730	$99,093	$68,816
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	3.39		5	354	(12)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	3.39		20,133	1,423,825	89,878
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	5.00	2.47	EUR	13,259	1,764,737	460,968

					$697,303	$423,612

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME Group)	CAD	47,205	11/14/21	3 Month CDOR	1.323%	$(542,094)
Morgan Stanley & Co. LLC/(CME Group)		47,205	11/15/21	3 Month CDOR	1.318%	(549,194)
Morgan Stanley & Co. LLC/(CME Group)	EUR	50,270	3/17/22	0.259%	6 Month EURIBOR	(144,829)
Morgan Stanley & Co. LLC/(CME Group)	USD	29,680	3/17/22	3 Month LIBOR	2.227%	585,177
Morgan Stanley & Co. LLC/(CME Group)	CAD	9,480	11/14/46	2.223%	3 Month CDOR	301,052
Morgan Stanley & Co. LLC/(CME Group)		9,480	11/15/46	2.234%	3 Month CDOR	283,069

						$(66,819)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
CCO Holdings, LLC, 7.25% 10/30/17, 6/20/19*	5.00%	0.35%	$828	$76,872	$36,666	$40,206

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
K. Hovnanian Enterprises, Inc., 7.00% 1/15/19, 9/20/20*	5.00%	7.05%		$1,521	$(85,287)	$(279,207)	$193,920
K. Hovnanian Enterprises, Inc., 7.00% 1/15/19, 9/20/20*	5.00	7.05		609	(34,148)	(111,973)	77,825
Citibank, NA
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74		454	(52,762)	(53,925)	1,163
Credit Suisse International
CMBX.NA.BB Series 6, 5/11/63*	5.00	9.74		5,000	(915,139)	(822,386)	(92,753)
International Game Technology, 4.75% 2/15/23, 6/20/22*	5.00	2.72	EUR	310	38,332	35,017	3,315
Deutsche Bank AG
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74		364	(42,333)	(45,108)	2,775
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74		258	(29,984)	(30,276)	292
Goldman Sachs Bank USA
Avis Budget Group, Inc., 5.25% 3/15/25, 6/20/22*	5.00	4.74		2,450	31,564	162,440	(130,876)
CDX-NAIG Series 9, 10 Year Index, 12/20/17*	5.00	6.26		300	7,697	(4,325)	12,022
K. Hovnanian Enterprises, Inc., 7.00% 1/15/19, 9/20/20*	5.00	7.05		580	(32,523)	(100,313)	67,790
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/19*	5.00	79.95		1,829	(1,286,083)	20,944	(1,307,027)
United States Steel Corp., 6.65%, 6/01/37, 12/20/21*	5.00	4.27		700	18,710	(50,543)	69,253
Goldman Sachs International
CMBX.NA.BB Series 6, 5/11/63*	5.00	9.74		5,000	(915,139)	(908,946)	(6,193)
CMBX.NA.BB Series 6, 5/11/63*	5.00	9.74		5,000	(914,445)	(867,932)	(46,513)
CMBX.NA.BB Series 6, 5/11/63*	5.00	9.74		13,500	(2,470,875)	(2,114,961)	(355,914)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BB Series 6, 5/11/63*	5.00%	9.74%	$10,000	$(1,830,277)	$(1,568,745)	$(261,532)
CMBX.NA.BB Series 6, 5/11/63*	5.00	9.74	2,071	(378,998)	(322,419)	(56,579)
CMBX.NA.BB Series 6, 5/11/63*	5.00	9.74	2,929	(536,141)	(456,102)	(80,039)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	719	(83,620)	(82,058)	(1,562)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	360	(41,868)	(37,590)	(4,278)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	360	(41,868)	(34,738)	(7,130)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	180	(20,934)	(17,053)	(3,881)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	2,158	(250,975)	(197,135)	(53,840)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	371	(43,147)	(33,115)	(10,032)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	133	(15,457)	(15,179)	(278)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	530	(61,595)	(60,051)	(1,544)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	1,041	(120,981)	(118,738)	(2,243)
Morgan Stanley Capital Services LLC
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	10,000	(1,162,166)	(117,032)	(1,045,134)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	1,272	(147,828)	(147,098)	(730)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	1,188	(138,065)	(131,927)	(6,138)

				$(11,479,463)	$(8,473,808)	$(3,005,655)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Goldman Sachs International
iBoxx $ Liquid High Yield Index	20,633	LIBOR	$5,447	9/20/17	$(29,995)
iBoxx $ Liquid High Yield Index	55,008	LIBOR	14,522	9/20/17	(79,969)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co.
International PLC
iBoxx $ Liquid High Yield Index	4,201	LIBOR	$1,100	9/20/17	$2,930
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	61,532	LIBOR	16,209	9/20/17	(7,056)
iBoxx $ Liquid High Yield Index	82,112	LIBOR	21,612	9/20/17	(53,647)

					$(167,737)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received		Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
SPDR S&P500 ETF Trust 7/7/17*	$10.40	$99	$24,327	– 0	–	$24,327

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at June 30, 2017
Barclays Capital, Inc.†	(2.25)%*	—	$1,961,025
Barclays Capital, Inc.†	(0.75)%*	—	844,823
Credit Suisse Securities (USA) LLC†	(1.32)%*	—	1,804,980
Deutsche Bank Securities Inc.†	(0.25)%*	—	1,021,699
JPMorgan Chase Bank, NA	0.00%	7/14/17	1,297,500
JPMorgan Chase Bank, NA	0.10%	7/14/17	1,050,923
JPMorgan Chase Bank, NA	0.31%	7/13/17	2,071,516
JPMorgan Chase Bank, NA	0.90%	7/12/17	39,932,689
RBC Capital Markets†	0.50%	—	889,893

			$50,875,048

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2017
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days			Greater than 90 Days			Total
Corporates - Non-Investment Grade	$6,522,420	$2,071,516	$	– 0	–	$	– 0	–	$8,593,936

	Overnight and Continuous			Up to 30 Days	31-90 Days			Greater than 90 Days			Total
Governments - Treasuries	$	– 0	–	$39,932,689	$	– 0	–	$	– 0	–	$39,932,689
Emerging Markets - Sovereigns		– 0	–	1,297,500		– 0	–		– 0	–	1,297,500
Governments - Sovereign Bonds		– 0	–	1,050,923		– 0	–		– 0	–	1,050,923

Total		$6,522,420		$44,352,628	$	– 0	–	$	– 0	–	$50,875,048

**	Principal amount less than 500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $411,947,282 or 34.2% of net assets.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2017.
(e)	Defaulted.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.55% of net assets as of June 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Artsonig Pty Ltd.
11.50%, 4/01/19	3/13/14	$1,983,189	$28,535	0.00%
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4B
5.722%, 6/24/50	10/06/09	344,247	438,116	0.04%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
7.716%, 4/25/26	4/29/16	3,572,166	3,715,319	0.31%
Bellemeade Re II Ltd. Series 2016-1A, Class B1
13.216%, 4/25/26	4/29/16	282,749	313,805	0.03%
Bellemeade Re Ltd. Series 2015-1A, Class M2
5.516%, 7/25/25	7/27/15	972,730	995,409	0.08%
Creditcorp
12.00%, 7/15/18	6/28/13	1,296,910	1,118,000	0.09%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10	6,351,509	5,617,654	0.47%
Exide Technologies
7.00%, 4/30/25	11/10/16	93,002	94,101	0.01%
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35	2/22/16	1,944,300	2,294,230	0.19%
Golden Energy Offshore Services AS
5.00%, 12/31/17	5/14/14	1,273,130	438,970	0.04%
Liberty Tire Recycling LLC
11.00%, 3/31/21	9/23/10	1,760,079	877,549	0.07%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	5/15/13	2,295,760	29	0.00%
Modular Space Corp. Tonon Luxembourg SA	2/23/17	1,330,993	1,158,430	0.10%
7.25%, 1/24/20	1/16/13	1,678,083	67,149	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Vantage Drilling International
10.00%, 12/31/20	2/10/16	$82,467	$83,520	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/23/14 – 6/09/14	1,408,980	166,950	0.01%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	2/12/14	477,418	129,000	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	1/29/14	838,866	121,500	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	6/09/14	992,874	119,350	0.01%
Wells Fargo Credit Risk
Transfer Securities Trust Series 2015-WF1, Class 2M2
6.716%, 11/25/25	9/28/15	617,152	703,877	0.06%

(g)	Non-income producing security.
(h)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
CHC Group LLC	3/10/17	$3,697,479	$361,585		0.03%
CHC Group LLC/CHC Finance Ltd. Series AI
9/15/20	10/02/12	1,912,371	4,510,763		0.37%
Exide Technologies
11.00%, 4/30/22	4/30/22	3,610,377	3,376,980		0.28%
Exide Technologies	4/30/15	112,260	233,035		0.02%
Exide Technologies	4/30/15	28,931	60,057		0.01%
Momentive Performance Materials, Inc.
8.875%, 10/15/20	10/11/12	2	– 0	–	0.00%
Mt. Logan Re Ltd.
(Preference Shares)	12/30/14	2,953,000	3,049,893		0.25%

(i)	Convertible security.
(j)	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2017.
(k)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(l)	Variable rate coupon, rate shown as of June 30, 2017.
(m)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2017.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(p)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(q)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(r)	Inverse interest only security.
(s)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2017.
(t)	Defaulted matured security.
(u)	IO - Interest Only.
(v)	One contract relates to 1 share.

To obtain a copy of the fund’s shareholder report, please go to the Securities and

Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(x)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(y)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $79,231,593 and gross unrealized depreciation of investments was $(66,456,560), resulting in net unrealized appreciation of $12,775,033.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

12MTA	-	12 Month Treasury Average
ABS	-	Asset-Backed Securities
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CMBX.NA	-	North American Commercial Mortgage-Backed Index
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt

COUNTRY BREAKDOWN *

June 30, 2017 (unaudited)

61.4%	United States
5.7%	Brazil
3.0%	Argentina
2.9%	United Kingdom
2.7%	Mexico
1.5%	Luxembourg
1.5%	South Africa
1.5%	Canada
1.4%	Turkey
1.3%	Indonesia
1.2%	Dominican Republic
1.2%	France
0.9%	Italy
11.5%	Other
2.3%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Angola, Australia, Bahrain, Belarus, Bermuda, Cameroon, Cayman Islands, Chile, Colombia, Ecuador, Egypt, El Salvador, Ethiopia, Euro Zone, Finland, Gabon, Germany, Guatemala, Honduras, Hong Kong, India, Iraq, Ireland, Ivory Coast, Jamaica, Jordan, Kenya, Lebanon, Macau, Malaysia, Mongolia, Netherlands, New Zealand, Nigeria, Norway, Pakistan, Peru, Portugal, Russia, Senegal, Serbia, Spain, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Ukraine, United Arab Emirates, Uruguay, Venezuela and Zambia.

AB Global High Income Fund

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$436,741,847		$10,977,309	#	$447,719,156
Governments - Treasuries		– 0	–	185,613,704		– 0	–	185,613,704
Collateralized Mortgage Obligations		– 0	–	145,539,916		– 0	–	145,539,916
Corporates - Investment Grade		– 0	–	86,979,215		– 0	–	86,979,215
Emerging Markets - Sovereigns		– 0	–	82,519,843		– 0	–	82,519,843
Emerging Markets - Treasuries		– 0	–	73,452,328		– 0	–	73,452,328
Emerging Markets - Corporate Bonds		– 0	–	48,983,137		398,113		49,381,250
Bank Loans		– 0	–	30,126,904		2,877,399	#	33,004,303
Commercial Mortgage-Backed Securities		– 0	–	3,206,180		29,492,856		32,699,036
Preferred Stocks		6,910,902		8,445,890		2,317,900		17,674,692
Inflation-Linked Securities		– 0	–	12,545,516		2,294,230		14,839,746
Common Stocks		6,258,967		1,348,911		6,875,297	#	14,483,175
Asset-Backed Securities		– 0	–	1,796,238		12,456,931		14,253,169
Whole Loan Trusts		– 0	–	– 0	–	7,493,060		7,493,060
Local Governments - Regional Bonds		– 0	–	6,395,373		– 0	–	6,395,373
Local Governments - US Municipal Bonds		– 0	–	5,401,235		– 0	–	5,401,235
Governments - Sovereign Bonds		– 0	–	3,823,050		– 0	–	3,823,050
Quasi-Sovereigns		– 0	–	3,308,147		– 0	–	3,308,147
Collateralized Loan Obligations		– 0	–	– 0	–	1,301,570		1,301,570
Options Purchased - Calls		– 0	–	512,396		– 0	–	512,396
Warrants		174,745		– 0	–	104,053	#	278,798
Options Purchased - Puts		– 0	–	22,107		– 0	–	22,107
Short-Term Investments:
Investment Companies		18,275,034		– 0	–	– 0	–	18,275,034
Time Deposits		– 0	–	5,545,515		– 0	–	5,545,515
Emerging Markets - Sovereigns		– 0	–	5,323,570		– 0	–	5,323,570

Total Investments in Securities		31,619,648		1,147,631,022		76,588,718		1,255,839,388
Other Financial Instruments*:
Assets
Futures		417,182		– 0	–	– 0	–	417,182
Forward Currency Exchange Contracts		– 0	–	5,294,311		– 0	–	5,294,311
Centrally Cleared Credit Default Swaps		– 0	–	825,324		– 0	–	825,324
Centrally Cleared Interest Rate Swaps		– 0	–	1,169,298		– 0	–	1,169,298
Credit Default Swaps		– 0	–	468,561		– 0	–	468,561
Total Return Swaps		– 0	–	2,930		– 0	–	2,930
Variance Swaps		– 0	–	24,327		– 0	–	24,327
Liabilities
Futures		(228,961)		– 0	–	– 0	–	(228,961)
Forward Currency Exchange Contracts		– 0	–	(10,927,868)		– 0	–	(10,927,868)
Interest Rate Swaptions Written		– 0	–	(13,219)		– 0	–	(13,219)
Currency Options Written		– 0	–	(1,179,793)		– 0	–	(1,179,793)
Centrally Cleared Credit Default Swaps		– 0	–	(401,712)		– 0	–	(401,712)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,236,117)		– 0	–	(1,236,117)
Credit Default Swaps		– 0	–	(3,474,216)		– 0	–	(3,474,216)
Total Return Swaps		– 0	–	(170,667)		– 0	–	(170,667)

Total^		$31,807,869		$1,138,012,181		$76,588,718		$1,246,408,768

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions written which are valued at market value.
^	There were de minimis transfers from Level 1 to Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Emerging Markets - Corporate Bonds		Bank Loans#		Commercial Mortgage-Backed Securities
Balance as of 3/31/17	$15,636,996		$584,474		$4,531,506		$33,960,760
Accrued discounts/(premiums)	(10,038)		(25,617)		(17,053)		26,079
Realized gain (loss)	– 0	–	– 0	–	(160)		258,315
Change in unrealized appreciation/depreciation	(1,115,362)		(160,744)		24,315		135,088
Purchases	5,436,025		– 0	–	1,250,891		956,000
Sales/Paydowns	(5,063,353)		– 0	–	(734,667)		(5,843,386)
Reclassification	(5,306,780)		5,306,780		– 0	–	– 0	–
Transfers into Level 3	1,399,821		– 0	–	990,435		– 0	–
Transfers out of Level 3	– 0	–	(5,306,780)		(3,167,868)		– 0	–

Balance as of 6/30/17	$10,977,309		$398,113		$2,877,399		$29,492,856

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$(526,194)		$(160,744)		$40,818		$(170,462)

	Preferred Stocks		Inflation-Linked Securites		Common Stocks#		Asset-Backed Securities
Balance as of 3/31/17	$10,058,730		$2,356,795		$8,512,093		$12,345,172
Accrued discounts/(premiums)	– 0	–	1,558		– 0	–	53,716
Realized gain (loss)	491,809		– 0	–	(334,126)		224,580
Change in unrealized appreciation/depreciation	(116,963)		(64,123)		(330,122)		143,158
Purchases	1,382,200		– 0	–	1,497,561		2,038,784
Sales/Paydowns	(1,026,384)		– 0	–	(116,210)		(1,473,165)
Reclassification	– 0	–	– 0	–	– 0	–	(875,314)
Transfers into Level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(8,471,492)		– 0	–	(2,353,899)		– 0	–

Balance as of 6/30/17	$2,317,900		$2,294,230		$6,875,297		$12,456,931

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$(116,963)		$(64,123)		$(250,783)		$252,167

	Whole Loan Trusts		Collateralized Loan Obligations			Warrants#		Total
Balance as of 3/31/17	$8,232,252		$	– 0	–	$399,141		$96,617,919
Accrued discounts/(premiums)	4,543			3,614		– 0	–	36,802
Realized gain (loss)	(94,777)			– 0	–	– 0	–	545,641
Change in unrealized appreciation/depreciation	(205,776)			9,699		(206,733)		(1,887,563)
Purchases	61,829			412,943		– 0	–	13,036,233
Sales/Paydowns	(505,011)			– 0	–	– 0	–	(14,762,176)
Reclassification	– 0	–		875,314		– 0	–	– 0	–
Transfers into Level 3	– 0	–		– 0	–	– 0	–	2,390,256
Transfers out of Level 3	– 0	–		– 0	–	(88,355)		(19,388,394)

Balance as of 6/30/17	$7,493,060			$1,301,570		$104,053		$76,588,718	+

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$(205,776)			$9,699		$(206,733)		(1,399,094)

#	The Fund held securities with zero market value during the reporting period.
+	An amount of $17,011,648 was transferred out of Level 3 into Level 2 as improved transparency of price inputs has increased the observability of such inputs during the reporting period. There were de minimis transfers from Level 3 to Level 1 during the reporting period. There were no transfers from Level 2 to Level 3 during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2017. Securities priced by the third party vendors or using prior transaction, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/17			Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grade		$1,092		Projected Cash Flow	Terms of Escrow	$1.80 per $1,000 Principal
Bank Loans	$	– 0	–	Qualitative Assessment		$0.00/N/A
Common Stocks		$1,497,364		Market Approach	EBITDA* Projection	$96 mm/N/A
					EBITDA* Multiples	9.0X/N/A
		$30,450		Market Approach	EBITDA* Projection	$320 mm/N/A
					EBITDA* Multiples	14.2X/N/A
		$23,280		Market Approach	EBITDA* Projection	$25 mm/N/A
					EBITDA* Multiples	4.7X-6.7X/5.7X
	$	– 0	–	Qualitative Assessment		$0.00/N/A

$1,551,094

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/17	Valuation Technique	Unobservable Input	Range/ Weighted Average
Whole Loan Trusts	$1,900,974	Discounted Cash Flow	Level Yield	13.45%/N/A
	$1,527,435	Market Approach	Underlying NAV of the Collatereal	$84.32/N/A
	$1,480,659	Recovery Analysis	Delinquency Rate	<4%/N/A
	$1,204,215	Recovery Analysis	Cumulative Loss	<20%/N/A
	$641,625	Discounted Cash Flow	Level Yield	88.26%/N/A
	$320,181	Discounted Cash Flow	Level Yield	66.06%/N/A
	$290,602	Recovery Analysis	Delinquency Rate	<5%/N/A
			Collateralization	1.1X/N/A
	$127,370	Discounted Cash Flow	Level Yield	85.90%/N/A

$7,493,060

Warrants	$14,132	Option Pricing Model	Exercise Price	$6.64/N/A
			Expiration Date	June, 2019/N/A
			EV Volatility %	50.0%/N/A
	$89,921	Market Approach	Common Stock Price Less Strike Price	$10.97/N/A

$104,053

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Underlying NAV of the Collateral, Collateralization, Exercise Price, Expiration Date, EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Cumulative Loss, Delinquency Rate, Cash Flow Yield and EV Volatility % in isolation would be expected to result in a significant lower (higher) fair value measurement.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the three months ended June 30, 2017 is as follows:

Market Value March 31, 2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2017 (000)	Dividend Income (000)
$36,558	$84,826	$103,109	$18,275	$62

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2017